Registration No. 333-20177

Investment Company Act No. 811-08021

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]

Pre-Effective Amendment No. ___

[  ]

Post-Effective Amendment No. 7

[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]

Amendment No. 10

[X]

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AZZAD FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

3130 Fairview Park Drive, Suite 130

Falls Church, VA 22042

(Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, Including Area Code: (703) 207-7005

Bashar Qasem

3130 Fairview Park Drive

Suite 130

Falls Church, VA 22042

(Name and Address of Agent for Service)

with copies to:

Donald S. Mendelsohn, Esq.

Thompson Hine LLP

312 Walnut Street

Suite 1400

Cincinnati, OH 45202

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph(b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

AZZAD ETHICAL INCOME FUND

PROSPECTUS

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NOVEMBER 1, 2002

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AZZAD FUNDS

[LOGO]

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This Prospectus, dated November 1, 2002, concisely describes the information about the Azzad Ethical Income Fund that you ought to know before investing. Please read it carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") about the Fund, dated November 1, 2002, is available free of charge. The address of the Company is Azzad Funds, 8869 Brecksville Rd, Suite 408, Brecksville, OH 44141-1939 or telephone 1-888-350-3369 or 1-440-922-0066 for international calls. The SAI has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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INVESTMENT OBJECTIVE…………………………………………………………..4

PRINCIPAL INVESTMENT STRATEGIES………………………...…………….......4

PRINCIPAL RISKS……………………………………………………………………..7

PERFORMANCE…………………………………………...………………………......8

FEES AND EXPENSES…………………………………………...……………………9

MANAGEMENT………………………………………………………………………10

YOUR ACCOUNT…………………………………………………………………….12

HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES……………………..14

HOW TO SELL (REDEEM) SHARES OF THE FUND……………………………...16

WHEN AND HOW NAV IS DETERMINED…………………………………...……19

DISTRIBUTIONS…...……………………………………………………...…………19

FEDERAL TAX CONSIDERATIONS…………………………………..…………...20

PERFORMANCE COMPARISONS…………………………………..……………...21

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT..…21

FOR MORE INFORMATION………………………………………………………..22

FINANCIAL HIGHLIGHTS………………………………………………………….23

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AZZAD ETHICAL INCOME FUND

The following discussion describes the investment objective and principal investment strategies and risks of the Fund.  The investment objective is a fundamental policy and cannot be changed without the approval of a majority of the Fund’s outstanding shares.  As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

INVESTMENT OBJECTIVE

As a primary investment objective, the Fund seeks to provide current income, and as a secondary objective, the Fund seeks appreciation of capital consistent with Shari`ah-based principles as determined by the Fund’s Shari`ah Supervisory Board.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities.  Investment decisions are made in accordance with Shari`ah-based principles as determined by the Fund’s Shari`ah Supervisory Board.1  The Fund will ordinarily invest at least 80% of its assets in dividend paying companies.  In selecting securities, the Fund’s sub-adviser looks for companies that, in the sub-adviser’s opinion, have a history of consistent dividends and earnings.  The Fund will invest primarily in the common stocks of large-capitalization companies, but may invest up to 25% of its assets in the common stocks of middle or small capitalization companies (companies with a market capitalization of less than $1 billion).  The Fund will sell securities if companies are no longer compliant with Shari`ah-based principles.  The sub-adviser also may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the sub-adviser to be consistent with the Fund’s investment objectives or when an investment opportunity arises that the sub-adviser believes is more compelling.

During uncertain market, economic, political or other unfavorable conditions, the Fund may adopt a temporary defensive position. Under these circumstances, the Fund may invest up to 100% of its assets in non-interest bearing cash accounts in accordance with policies and procedures established by the Shari`ah Supervisory Board. During these periods, the Fund may not achieve its investment objective.

SHORT TERM INVESTMENTS.  The Fund may use short-term income producing investments to the extent the Fund’s adviser and the Shari`ah Supervisory Board agree that those investments are consistent with Shari`ah-based principles. Short-term investments are generally securities which mature or have a remaining maturity of twelve months or less from the date of purchase. The Adviser does not know of any short-term fixed income investments which meet Shari`ah-based principles that are currently available in the United States. Most ordinary mutual funds invest in a variety of securities which pay interest for short-term needs, such as U.S. government securities, commercial paper and other fixed income securities. Shari`ah-based principles prohibit the use of these interest-producing investments. If short-term investments that are consistent with Shari`ah-based principles become available in the future, the Fund has the authority to use them.

COMPLIANCE WITH SHARI`AH LAW

The Fund is designed to provide investors with an ethical investment alternative that is consistent with the body of Islamic laws known as Shari`ah.  The purpose of the Fund is to earn HALAL profits or profits which are allowable and in strict conformity with the precepts of Islamic Shari`ah.  Generally, Shari`ah requires that investors share in profit and loss, that they receive no usury or interest income (RIBA), and that they do not invest in a business that is not permitted under Islamic principles. All of the Fund’s stocks are carefully screened for compliance with the principles of Shari`ah law and approved for inclusion in the Fund by the Shari`ah Supervisory Board.

The general tenets of Shari`ah law were first articulated in the Qur`an and then given concrete form in the words and practice of the Prophet Muhammad, peace be upon him. Over the centuries, the Islamic laws regulating business, finance, and the marketplace in general kept apace of developments and, through an inner dynamic called IJTIHAD, remained relevant and vital. In recent years, too, Islamic law has been refined and interpreted in light of the modern business environment, and many of its precepts have been analyzed with respect to current business practices and capital structures. In the modern marketplace, compliance with Shari`ah laws has become a complex matter requiring application of qualitative and quantitative standards, both at the time of investment and on a continuous basis. It has therefore become imperative that Islamic financial institutions have a means of keeping abreast with current Islamic scholarship and interpretations.

SHARI'AH STOCK SELECTION PROCESS AND CRITERIA

All stocks are carefully screened for compliance with the principles of SHARI'AH law and approved for inclusion in the Fund by the SHARI'AH Supervisory Board.  The sub-adviser’s selection process for Shari`ah compliant stocks begins by excluding those firms who do not meet specific business line and financial requirements. Specifically, the sub-adviser excludes firms whose products or services include:

Alcohol
Pork related products
Conventional financial services (banking, insurance, etc.)
Entertainment (hotels, casinos/gambling, cinema, pornography, music, etc.)
Tobacco
Defense

These incompatible lines of business are removed from the "universe" of stocks considered for the Fund.  Other companies classified in other industry groups may also be excluded if they are deemed to have a material ownership in or revenues from prohibited business activities.  After removing companies with unacceptable primary business activities, the remaining universe is tested by three financial-ratio "filters."  The purpose is to remove companies with unacceptable financial ratios.

The filters exclude companies if:

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Total debt divided by trailing 12-month average market capitalization is greater than or equal to 33%.  (Note: total debt = short term debt + current portion of long-term debt + long-term debt).

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Accounts receivables divided by total assets is greater than or equal to 45%. (Note: accounts receivables = current receivables + long-term receivables).

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The sum of cash and interest bearing securities divided by trailing 12-month average market capitalization is greater than or equal to 33%.

Companies that pass these screens are included in the Fund’s investable universe, from which investments are selected.

DUTIES OF THE SHARI'AH SUPERVISORY BOARD

SELECTION OF SECURITIES

The Fund relies solely on the Shari`ah Supervisory Board to set the criteria used to determine whether common stocks are Shari`ah compliant. Any changes to the selection criteria are made in the sole discretion of the Shari`ah Supervisory Board and the Fund will not alter or deviate from such criteria based on its own analysis of Shari`ah law.

FUND POLICIES AND BUSINESS PRACTICES

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To ensure that the investment policies and general business practices of the Fund also comply with the precepts of Shari`ah law, the adviser has convened the Shari`ah Supervisory Board to supervise and review Fund policies and procedures. On a bi-annual basis, the Shari`ah Supervisory Board monitors the Fund's investment activities and reviews the Fund's management and compliance procedures based on Islamic financial law (fiqh al mu`amalat) and current Shari`ah scholarship, interpretations, and practices. The Shari`ah Supervisory Board also meets annually for a more comprehensive review and reports on the results of their findings annually in a report to the Board of Trustees of the Fund. The Shari`ah Supervisory Board also has primary responsibility for overseeing the Advisor’s methodology in connection with the purification of interest income (RIBA).

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The Shari`ah Supervisory Board is comprised of three renowned Shari`ah scholars versed in modern investment disciplines. The Board is chaired by Shaykh Yusuf Talal DeLorenzo of the United States of America and also includes Shaykh Dr. Mohamed Ali EL-Gari of the Kingdom of Saudi Arabia and Shaykh Nizam Yaquby of Bahrain.  Additional biographical information on each Shari`ah Supervisory Board member is provided below:

Shaykh Yusuf Talal DeLorenzo

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As a member of the Shari`ah Supervisory Boards of Islamic financial enterprises in the Middle East, Africa, Europe and North America, Shaykh Yusef Talal DeLorenzo is considered a leading authority on Islamic finance in the world today. In 1999, he was named “Shaykh of Wall Street” by a prominent American periodical.  His translations of works on Islamic law from Arabic, Persian and Urdu number nearly twenty; and he continues to publish his work in journals and make presentations at international forums.  He is the author of a three-volume Compendium of Legal Rulings on the Operations of Islamic Investing for the Dow Jones Interactive University.  Shaykh DeLorenzo taught Shari`ah sciences for many years at the university level in Sri Lanka, the United States and Pakistan, where he also served as Advisor to the Federal Government.

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Shaykh Dr. Mohamed Ali EL-Gari

Dr. Mohamed Ali EL-Gari is the director of Saudi Arabia the Center for Research in Islamic Economics at King Abdulaziz University in Jeddah. He is also a member of the OIC Fiqh Council. Dr. EL-Gari serves as a consultant to Islamic banks and has served on the consulting committee that counseled the Government of Pakistan on the Islamization of its banking system. Dr. EL-Gari holds a Ph.D.in Economics from the University of California.

Shaykh Nizam Yaquby

Shaykh Nizam Yaquby is a renowned Shari`ah scholar and advisor to numerous Islamic banks and companies, including Abu Dhabi Islamic Bank, Islamic Investment Company of the Gulf, Bahrain and the Arab Islamic Bank, Bahrain. He pursued traditional Islamic studies in Mecca, India and Morocco under the guidance of eminent Islamic scholars, including Shaykh Abdullah Al-Farisi and Shaykh Muhammad Salah Al-Abbasi.  He holds a B.A. in Economics and Comparative Religion from McGill University, Toronto.  He is a Ph.D. candidate in Islamic Law at the University of Wales.  Shaykh Yaquby has published several books on Islamic law and is a frequent speaker at Islamic conferences.

TREATMENT OF INTEREST INCOME

Shari`ah principles require that an investor receiving any "impure" income divest the same by distribution to charity. In order to assist shareholders with this requirement, the Fund’s adviser reviews all dividend payments on equity securities held by the Fund.  The adviser’s review is conducted in accordance with a methodology formulated by the adviser and approved by the Shari`ah Supervisory Board to determine whether any portion of a dividend is inconsistent with the Shari`ah as it relates to interest income or any other incidental prohibited income earned by the particular company.  Upon request, the adviser will inform any shareholder of the portion of the Fund’s income, if any, that is prohibited.

INVESTMENT RESTRICTIONS

In addition to restrictions imposed upon the business and activities of companies, the Shari`ah laws impose broad limitations upon the types of securities or other instruments in which the Fund may invest, as well as upon commonly used investment techniques.   Under these proscriptions, the Fund may not invest in debt instruments, including bonds, notes, preferred stocks and convertible securities or other instruments that pay interest or that are deemed interest-equivalent investments; in options or similar rights to buy or sell securities; or in other derivative and hybrid securities, such as swaps, index futures, or other futures contracts.

The Fund is diversified, and with respect to 75% of its total assets, it does not invest more than 5% of total assets in the securities of any one issuer. In addition, the Fund will not invest more than 25% of its assets in any particular industry.

PRINCIPAL RISKS

The Fund is subject to the following principal investment risks:

MARKET RISK.  The net asset value of the Fund can be expected to fluctuate based on changes in the value of the securities in the Fund's investment portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund are also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

In addition, to the extent the Fund invests primarily in common stocks, the Fund does not necessarily represent a complete investment program and the Fund may be more susceptible to volatility than a fund investing in equity securities and non-equity securities, such as fixed income securities.

ISLAMIC RESTRICTIONS. The Fund seeks to invest only in companies whose activities are believed by the Fund to be consistent with Shari`ah-based principles.  The Fund's adviser, subject to review by the Shari`ah Supervisory Board, interprets the Shari`ah-based principles applicable to the Fund and determines whether the securities are consistent with Shari`ah-based principles.  Investors, including certain significant Muslim groups, however, may disagree with the interpretations of the Islamic teachings adopted by the Fund and the adviser's determination that certain companies operate consistently with Shari`ah-based principles.  Investors therefore should carefully read the prospectus to determine if the Fund's policies and interpretations of Shari`ah-based principles are in accordance with their own individual views of Shari`ah-based principles.

Investing in accordance with Shari`ah-based principles will also limit the investment opportunities available to the Fund more than is customary for other mutual funds. The Fund may have to forego attractive investment opportunities to remain consistent with its view of Shari`ah-based principles. Consequently, the return on securities chosen by the Fund may be lower than if the Fund considered only investment criteria when making its investments.  Furthermore, if subsequent to an investment the adviser or Shari`ah Supervisory Board determines the security is inconsistent with Shari`ah-based principles, the Fund may have to divest the securities at a disadvantageous time, which may have an adverse impact on the Fund's performance.  By reason of such principles, the Fund’s investments will be limited generally to equity securities held outright, or “long” positions, with substantially all of the Fund’s investments at risk to the market.  As Shari`ah principles prohibit the use of short-selling, as well as options and other derivative instruments, the Fund will not have the potential benefits of hedging strategies, potential market neutrality and other approaches to reduction of investment risk which may be provided by such investment techniques.

Finally, to be consistent with Shari`ah-based principles, the Fund is precluded from purchasing any securities which pay interest, including any securities issued by the United States government or its agencies, certificates of deposit, commercial paper, or other short-term corporate notes, bonds or debentures. Unlike other mutual funds, the Fund may also not borrow money from banks to meet redemptions or expenses. The Fund may therefore have to sell securities at a disadvantageous time or may have to hold larger amounts in cash which will not earn interest in order to meet redemptions or pay for expenses.

SMALL AND MID-CAP COMPANIES.  Investing in the securities of smaller companies involves special risks.  Among other things, the prices of securities of small and mid-sized companies generally are more volatile than those of larger companies; the securities of small companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions.  It is anticipated that some of the portfolio securities of the Fund may not be widely traded, and that the Fund's position in such securities may be substantial in relation to the market for such securities.  Accordingly, it may be difficult for the Fund to dispose of such securities quickly at prevailing market prices.

Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies.  The securities of smaller companies may be subject to more abrupt fluctuations in market price than larger, more established companies.  Small companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small cap stocks may, to a degree, fluctuate independently of larger cap stocks, i.e., small cap stocks may decline in price as the prices of large cap stocks rise or vice versa.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments.  The Fund does not constitute a balanced or complete investment program and the net asset value of its shares will fluctuate based on the value of the securities held by the Fund.

PERFORMANCE

The bar chart below shows the Fund's total return for the calendar year ended December 31, 2001.  Sales loads or account fees are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown.  The performance table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

[GRAPH OMITTED]

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During the period shown, the highest return for a quarter was 4.92% in the fourth quarter of 2001 and the lowest return was (15.08%) in the first quarter of 2001.  The Fund’s year-to-date return as of September 30, 2002 was (23.44%).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2001)

	One Year	Since Inception[1]

The Fund

Return Before Taxes	(22.78%)	(37.29%)

Return After Taxes on Distributions[2]	(25.09%)	(37.29%)

Return After Taxes on Distributions and Sale of Fund Shares[2]	(15.28%)	(29.08%)

Dow Jones Islamic USA Market Index (reflects no deductions for fees, expenses or taxes)	(17.00%)	(21.77%)

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1  July 11, 2000

2  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment) (1)

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Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)

5.0%

Maximum Deferred Sales Charge (Load)

NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

NONE

Redemption Fees(2)

NONE

Exchange Fee

NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees

0.80%

Distribution and Service (12b-1) Fees

0.25%

Other Expenses(3)

28.64%

Total Annual Fund Operating Expenses

29.69%

Fee Waiver and Expense Reimbursement

(27.44)%

Net Annual Fund Operating Expenses

2.25%

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1  Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services.  Please see their materials for details.

2  Redemptions from IRA accounts will be charged a $15 fee.

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3  The Fund’s investment adviser has contractually agreed to waive all or a portion of its fees or reimburse the Fund for operating expenses, to the extent necessary to limit the Fund’s total annual operating expenses to 2.25% of average daily net assets.  This agreement is in effect for a ten year period beginning August 8, 2002.  “Operating expenses,” for purposes of the expense cap agreement, excludes brokerage costs, interest, taxes, litigation and other extraordinary expenses.  Any waiver or reimbursement of operating expenses by the adviser is subject to repayment by the Fund within the three fiscal years after such reimbursement or waiver occurred, if the Fund is able to make the repayment without exceeding the 2.25% expense limitation.

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EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for reimbursement through August 8, 2012). Your actual returns may be higher or lower.

1 YEAR 3 YEARS 5 YEARS 10 YEARS

$717 $1,168 $1,645 $2,956

MANAGEMENT

BOARD OF TRUSTEES AND SHARI`AH SUPERVISORY BOARD

The business of the Fund is managed under the direction of the Board of Trustees (the “Board”) of the Company in conjunction with the Shari`ah Supervisory Board.  The Board formulates the general policies of the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund.  The Shari`ah Supervisory Board ensures that the Fund’s policies, procedures and general business practices are conducted in strict conformity to the principles of Shari`ah law.

THE INVESTMENT ADVISER

Azzad Asset Management, Inc. (the “Adviser”), 3130 Fairview Park Drive, Suite 130, Falls Church, Virginia 22042, serves as investment adviser to the Fund.  Subject to the general supervision and control of the Shari`ah Supervisory Board and the Board, the Adviser makes investment decisions for the Fund.  The Adviser is a privately held corporation that is registered as an investment adviser with the U.S. Securities and Exchange Commission.  The Adviser was incorporated in the State of Delaware on June 9, 2000.  The company was initially formed as Zad Asset Management, LLC in the State of Virginia on August 4, 1997 and was converted into a corporation under Delaware law in June 2000 under the current name.

The Adviser has been the investment adviser and manager to the Azzad Growth Master Fund, LP since 1997.  The Azzad Growth Master Fund, LP is a private placement Delaware limited partnership.  The partnership had assets of $1.8 million as of December 31, 2001, and is styled as a small-capitalization portfolio of common stocks.  Azzad Growth Master Fund, LP was formed on October 15, 1997, and commenced operations on February 12, 1998.  The partnership is structured as the “master” component of a “master/feeder” fund structure, with an offshore feeder fund named Azzad Investments, Ltd. domiciled in the Cayman Islands and a domestic U.S. feeder, the Azzad Growth Fund, LP, a Delaware limited partnership.  The Adviser has also been the investment adviser to the Azzad/Dow Jones Ethical Market Fund, an enhanced index mutual fund based on an extra liquid version of the Dow Jones Islamic Market Index, since that fund’s inception in December 2000.

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The Adviser currently serves under an investment advisory agreement dated August 8, 2002.  Under the terms of the advisory agreement, the Adviser is responsible for formulating the Fund’s investment programs and for making day-to-day investment decisions and engaging in portfolio transactions.  The Adviser also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Fund’s operations.  For the fiscal year ended June 30, 2002, the Advisor waived all of the advisory fee and received $0 for its services.  Prior to October 20, 2001, the investment adviser to the Fund was Income Achievers, Inc.

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SUB-ADVISER

The Adviser has entered into a sub-advisory agreement with Wright Investors’ Service, Inc. (“Wright”), located at 440 Wheelers Farms Road, Milford, Connecticut, 06460.  Wright is an independent professional investment management and advisory organization that provides investment services to individuals, banks, insurance companies and other institutional investors worldwide.  Under the sub-advisory agreement, Wright provides portfolio management services to the Fund.  Wright receives a fee from the Adviser (not the Fund) equal to an annual rate of 0.30% of the Fund’s average daily net assets, with a minimum payment of $1,250 per month.

Established more than 40 years ago, Wright is an internationally recognized firm headquartered in Milford, Connecticut, with offices in Florida and Illinois.  As of December 31, 2001, Wright had approximately $3 billion under management.  An investment committee, consisting of a team of Wright’s investment professionals, will be responsible for the day-to-day management of the Fund’s portfolio.  The investment committee is supported by a staff that provides multilevel analyses of the economic and investment environments and the probable effect of economic forecasts on client portfolios.

Pauze Swanson Capital Management Co., 14340 Torrey Chase Blvd., Suite 170 Houston, Texas 77014, served as the Fund’s interim sub-adviser from April 8, 2002 until August 8, 2002.  For its services, Pauze Swanson Capital Management Co. received a fee from the Adviser at an annual rate of 0.30% of the Fund’s average daily net assets, subject to a minimum monthly fee of $750.

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DISTRIBUTOR

Lloyd, Scott & Valenti, Ltd., 7701 N. Lamar Blvd., Suite 408, Austin, Texas 78752 serves as the Fund’s distributor pursuant to a Distribution Agreement with the Fund dated November 1, 2002.

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YOUR ACCOUNT

TYPES OF ACCOUNTS

If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS.  Individual and sole proprietorship accounts are owned by one person; joint accounts can have two or more owners. All owners of the joint account must sign written instructions to purchase or redeem shares or to change account information exactly as their names appear on the account. If you elect telephone privileges, however, redemption requests by telephone may be made by any one of the joint account owners.

UNIFORM GIFT OR TRANSFER TO MINOR ACCOUNTS (UGMA, UTMA).  Depending on the laws of your state, you can set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give money to a child and obtain tax benefits. To open a UGMA or UTMA account, you must include the minor's social security number on the application and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

CORPORATE AND PARTNERSHIP ACCOUNTS.  To open a corporate or partnership account, or to send instructions to the Fund, the following documents are required:

-

For corporations, a corporate resolution signed by an authorized person with a signature guarantee.

-

For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.

An authorized officer of the corporation or other legal entity must sign the application.

TRUST ACCOUNTS. The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

RETIREMENT ACCOUNTS. The Fund offers IRA accounts, including traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA and Keogh accounts. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax advisor.  Whenever making an investment in an IRA be sure to indicate the year in which the contribution is made.

DISTRIBUTION AND SERVICE (RULE 12B-1) PLAN

The Fund has adopted a Distribution and Service Plan (the "Plan"), pursuant to Rule 12b-1 under the Act (the "Rule") that allows the Fund to pay distribution fees for the sale and distribution of its shares. The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan provides that the Fund will compensate the Distributor by paying the Distributor a monthly fee equal to 0.25% of its average daily net assets, on an annual basis, to enable it to provide marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts and to make payments to broker-dealers and other financial institutions with which it has written agreements, and whose clients are Fund shareholders, for providing distribution assistance. Fees paid under the Plan may not be waived for individual shareholders.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net return to investors who invest through shareholder servicing agents and broker-dealers may be less than by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

Because these distribution and shareholder service fees are paid out of the Fund's assets on an ongoing basis, the fees may, over time, increase the cost of investing in the Fund and may cost investors more than other types of sales loads.

HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES

The price for Fund shares is the Fund's net asset value per share (NAV) plus the applicable up-front sales load imposed at the time of purchase as set forth in the chart below:

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Amount of Investment	Sales Loads as a % of: Public Offering Price Net Amount Invested		Dealer Reallowance as % of Public Offering Price

Less than $25,000	5.00%	5.26	4.50
$25,000 to $99,999	4.25%	4.44	3.825
$100,000 to $249,999	3.50%	3.63	3.15
$250,000 to $499,999	2.75%	2.83	2.475
$500,000 to $999,999	2.00%	2.04	1.80
$1,000,000 to $1,999,999	1.00%	1.01	0.90
$2,000,000 or more	None	None	None

A shareholder's purchase of shares of the Fund and the Azzad/Dow Jones Ethical Market Fund are combined for purposes of determining the amount of investment and the applicable sales load.  Various individuals and organizations that meet Fund requirements may buy shares at NAV – that is, without a sales charge.  For a list of those who may qualify for fee waivers, see the Statement of Additional Information.

The Fund receives the entire net asset value of all of its shares that are sold.  Lloyd, Scott & Valenti, Ltd., serves as the Fund’s distributor and it retains the full sales charge from which it pays the dealer reallowance.  U.S. Discount Brokerage, Inc. (“USDB”) and Lloyd, Scott & Valenti, Ltd. each maintains a branch office at the offices of the Adviser.  To the extent USDB or Lloyd, Scott & Valenti, Ltd. makes payments in lieu of commissions to its registered representatives at this office, the Adviser will reimburse the applicable company for such payments.

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We determine the NAV as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day that the Exchange is open. We will price your order at the next NAV calculated after the Fund receives your order. For more information on how we price shares, see "WHEN AND HOW NAV IS DETERMINED" on page 16.

The minimum initial investment is $1,000 and minimum subsequent investment is $50 per month per account for persons enrolled in the automatic investment plan described below.

BY MAIL: You may purchase shares of the Fund by completing and signing the Account Application form which accompanies this Prospectus and mailing it, in proper form, together with a check made payable to the Fund, to the address listed below:

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AZZAD ETHICAL INCOME FUND
c/o Mutual Shareholder Services, LLC.
8869 Brecksville Rd.
Suite 408
Brecksville, OH 44141-1939

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When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above.  Third party checks will not be accepted, and the Fund reserves the right to refuse to accept second party checks.

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BY TELEPHONE:  Once your account is open, you may make investments by telephone by calling 1-888-350-3369 or 1-440-922-0066.  Payment for shares purchased by telephone is due within three business days after the date of the transaction. Investments by telephone are not available in the Fund retirement account administered by the Fund’s transfer agent or its agents.

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If your telephone order to purchase shares is canceled due to nonpayment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Fund because of such cancellation.

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BY WIRE:  You may make your initial or subsequent investments in the Fund by wire transfer.  To do so, call the Fund at 1-888-350-3369 or 1-440-922-0066 for a confirmation number and wiring instructions.

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To assure proper receipt, please be sure your bank included the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Application form and mail it to the address indicated in "By Mail" above after completing your wire arrangement.

Wire purchases are completed when wired payment is received and the Fund accepts the purchase.  The Fund and the Fund's distributor are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.  Note: federal funds wire purchase orders will be accepted only when the Fund and Custodian Bank are open for business.

There are no wire fees charged by the Fund for purchases of $1,000 or more. A wire fee of up to $20 will be charged by the Fund on wire purchases of less than $1,000. Your bank also may charge wire fees for this service.

BY AUTOMATIC INVESTMENT PLAN:  Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing the Fund to draw on your bank account.  You may automatically invest as little as $50 a month; beginning within thirty (30) days after your account is opened.  Ask your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks.  You may change the date or amount of your investment at any time by written instruction received by the Fund at least fifteen business days before the change is to become effective.

RIGHT Of ACCUMULATION

Once you have purchased shares in the Fund, you can qualify for a discount on the sales charge.  When you purchase additional shares at the public offering price, you will pay the sales charge corresponding to the total of your current purchase plus either the value of shares of the Fund and the Azzad/Dow Jones Ethical Market Fund you already own, or their original cost – whichever is greater.  (Remember, sales charges go down as the amount of the transaction increases.)  To receive this discount, you must notify the Fund in writing of your previous purchases when you make your current purchase.

EXCHANGE PRIVILEGE

You may exchange any or all of your shares in the Fund for shares of the Azzad Dow Jones Ethical Market Fund.  The exchange is made without sales charge.  You may request the exchange by contacting the Fund at the phone number or address provided in the "By Telephone" and "By Mail" sections above.

It is your responsibility to obtain and read a prospectus of the Azzad Dow Jones Ethical Market Fund before you make an exchange.

•

You may make up to two exchanges out of each fund during a calendar year.  This limit helps keep each fund's net asset base stable and reduces the fund's administrative expenses.

•

If you exchange shares into or out of a fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received.

•

In times of extreme economic or market conditions, exchanging shares by telephone may be difficult.  To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange.

•

Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or a loss for federal income tax purposes.

No exchange will be accepted unless the registration of the two accounts is identical.  Neither the Azzad Funds nor the Funds' transfer agent are liable for following exchange instructions communicated by telephone that they reasonably believe to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, the Funds’ transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

ADDITIONAL INFORMATION ABOUT PURCHASES

All purchases of shares are subject to acceptance by the Fund and are not binding until accepted. The Fund reserves the right to reject any application or investment.  Orders become effective as of 4:00 p.m., Eastern time, Monday through Friday, exclusive of business holidays.  The Fund does not accept third party checks.

Fees and charges associated with purchasing shares of the Fund are set forth in the Fund’s prospectus.  However, investors may purchase and sell shares through registered broker-dealers who may charge additional fees for their services.

If checks are returned unpaid due to insufficient funds, stop payment or other reasons, the Fund will charge $20 and you will be responsible for any loss incurred by the Fund with respect to canceling the purchase. To recover any such loss or charge, the Fund reserves the right, without further notice, to redeem shares already owned by any purchaser (in either the Fund or the Azzad/Dow Jones Ethical Market Fund) whose order is canceled and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Investments paid for by checks drawn on foreign banks may be deferred until such checks have cleared the normal collection process.  In such instances, any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

HOW TO SELL (REDEEM) SHARES OF THE FUND

If your redemption request is received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time), your redemption will be priced the same day. Any redemption request received after that time will be priced the next day. We will redeem your shares at the net asset value.

BY MAIL: Your request must include:

a)

original signatures of each registered owner exactly as the shares are registered;

b)

the Fund name and the account number;

c)

the number of shares or dollar amount to be redeemed; and

d)

any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities.

Send your written request for redemption to:

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AZZAD ETHICAL INCOME FUND
c/o Mutual Shareholder Services, LLC.
8869 Brecksville Rd.
Suite 408
Brecksville, OH 44141-1939

BY TELEPHONE:  You may request redemption by telephone by calling the Fund at 1-888-350-3369 or 1-440-922-0066.  If you do not wish to allow telephone redemptions by any person on the account, you should decline that option on the account application.

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This feature can only be used on non-institutional accounts if:

e)

the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account;

f)

there has been no change of address of record on the account within the preceding 30 days;

g)

the  person requesting the redemption can provide proper identification; and

h)

the proceeds of the redemption do not exceed $15,000.

In connection with telephone redemptions, neither the Fund nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine.  The Fund and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Fund or the transfer agent does not employ reasonable procedures, it may be liable for losses due to unauthorized or fraudulent transactions.  Shareholders should be aware that they may experience difficulty effecting telephone redemptions during times of a market downturn or other emergency.

SPECIAL REDEMPTION ARRANGEMENTS

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Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions.  For further information call the Fund at 1-888-350-3369 or 1-440-922-0066.

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SIGNATURE GUARANTEE

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Redemptions in excess of $50,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record.  A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Fund at 1-888-350-3369 or 1-440-922-0066 to determine whether the guarantor is eligible.

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REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL: If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request; however, the Fund may hold redemption proceeds for up to seven days.  If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to 15 days from the purchase date. You may avoid this requirement by investing by bank wire (federal funds). Please notify the Fund promptly in writing of any change of address.

BY WIRE: You may authorize the Fund to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption.  However, the Fund may hold redemption proceeds for up to seven days.  If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to 15 days from the purchase date.  A wire fee of up to $20 will be charged by the Fund, which is deducted from redemption proceeds.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

(1)

The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

(2)

A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

(3)

The Fund may redeem existing accounts and refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determines that the failure to do so would have a material adverse consequence to the Fund and its shareholders.

(4)

Excessive short term trading has an adverse impact on effective portfolio management as well as upon Fund expenses.  The Fund may refuse investments from shareholders who engage in short term trading.

MANDATORY REDEMPTIONS

In order to reduce expenses, the Fund may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan account, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice.  No account-closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

WHEN AND HOW NAV IS DETERMINED

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The value of a single share of the Fund is known as its "net asset value" per share or "NAV."   The Fund's NAV per share is normally calculated by the fund accountant of the Fund as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each weekday except days when the NYSE is closed.  The Fund's NAV may be calculated earlier, however, if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).

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If a security or securities that the Fund owns are traded when the NYSE is closed (for example, on a foreign exchange or in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding.

The Fund's securities are valued primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

DISTRIBUTIONS

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As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments.  The Fund passes substantially all of its earnings along to its investors as distributions.  When the Fund earns dividends from stocks and distributes these earnings to shareholders, it is called a dividend distribution.  The Fund realizes capital gains when it sells securities for a higher price than it paid.  When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution.  Net short-term capital gains are considered ordinary income and are included in dividend distributions.

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LONG-TERM VS. SHORT-TERM CAPITAL GAINS:

Long-term capital gains are realized on securities held by the Fund for more than one year and are part of your capital gain distribution.

Short-term capital gains are realized on securities held by the Fund for less than one year and are part of your dividend distributions.

The Fund distributes dividends and capital gains, if any, annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

FEDERAL TAX CONSIDERATIONS

Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, the Fund's Adviser will attempt to take into account the tax consequences of its investment decisions. However, there may be occasions when the Adviser's investment decisions will result in a negative tax consequence for the Fund's shareholders.

TAXES ON DISTRIBUTIONS. The Fund operates in a manner such that it will not be liable for Federal income or excise tax.  Distributions of net investment income or short-term capital gain are taxable to you as ordinary income.  Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to state and local taxes.

The Fund will mail reports containing information about the Fund's distributions during the year to you after December 31 of each year (by January 31st).  Consult your tax advisor about the Federal, state and local tax consequences in your particular circumstances.

TAXES ON REDEMPTIONS OF SHARES.  The sale of Fund shares is a taxable transaction for Federal income tax purposes.  Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds.  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statement so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain or loss.

"BUYING A DIVIDEND." All distributions reduce the net asset value of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

TAX WITHHOLDING. The Fund may be required to withhold U.S. federal income tax at the rate of 31 percent from all taxable distributions and from proceeds from certain sales payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

PERFORMANCE COMPARISONS

Advertisements and other sales literature may refer to the Fund's total return. The total return for the one, five and ten-year periods (or for the life of the Fund until the Fund is in existence for such longer periods) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price, plus any applicable sales load. Total return may also be presented for other periods. All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition and Fund operating expenses.

Investment performance also often reflects the risks associated with the Fund's investment objectives and strategies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

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CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Union Bank of California, located at 350 California Street, San Francisco, CA 94104, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Mutual Shareholder Services, LLC., located at 8869 Brecksville Rd, Suite 408, Brecksville, OH 44141-1939, serves as the Fund's transfer and dividend disbursing agent.

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ORGANIZATION

The Azzad Ethical Income Fund is a diversified series of Azzad Funds, a Massachusetts business trust that is registered with the SEC as an open-end, management investment company.  It is not intended that meetings of the Fund's shareholders be held except when required by Federal or Massachusetts state law. All shareholders of the Fund are entitled to vote at shareholders' meetings. From time to time, large shareholders may control the Fund.

FOR MORE INFORMATION

INVESTMENT ADVISER

Azzad Asset Management, Inc.

3130 Fairview Park Drive, Suite 130

Falls Church, VA 22042

INDEPENDENT AUDITORS

Tait, Weller & Baker

8 Penn Center Plaza, Suite 800

Philadelphia, PA 19103

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TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder services, LLC.

8869 Brecksville Rd

 Suite 408

 Brecksville, OH 44141-1939

 1-888-350-3369 or 1-440-922-0066

DISTRIBUTOR

Lloyd, Scott & Valenti, Ltd.

7701 N. Lamar Blvd.

 Suite 408

 Austin, Texas 78752

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CUSTODIAN

Union Bank of California

350 California Street

San Francisco, CA 94104

FINANCIAL HIGHLIGHTS

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The financial highlights table is intended to help you understand the fund's financial performance since its inception. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. The information for the period ended June 30, 2001 has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is incorporated by reference into the Statement of Additional Information and is included in the annual report.  The annual report is available upon request by calling toll-free 1-888-350-3369 or 1-440-922-0066.

For a capital share outstanding throughout each period indicated:

	Year Ended	Period Ended
	6/30/02	6/30/01(a)

Net asset value, beginning of period	$5.21	$10.00

Income from investment operations:
Net investment loss	(0.05)	(1.59)
Net realized and unrealized loss	(0.63)	(3.20)
on investments

Dividends and distributions	-	-

Net asset value, end of period	$4.53	$5.21

Total return	(13.05%)	(47.90%)

Ratios to Average Net Assets (b)
Net investment loss	(0.85%)	(26.76%)
Total expenses	29.69%	33.39%
Expenses waived or reimbursed (c)	(27.44%)	(5.57%)
Net expenses	2.25%	27.82%

Net assets, end of period (000's)	$183	$270

Turnover Ratio	8.81%	59.40%

(a) For the period July 11, 2000 (commencement of operations)	to June 30, 2001
(b) Ratios are annualized for periods of less than one year, except for the total return ratio.
(c) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the perid had such reductions not occurred.

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PRIVACY POLICY

The following is a description of the Azzad Funds’™ (“the Funds”) policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources.  In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect.  The Funds collect the following nonpublic personal information about you:

•

Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

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Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian and transfer agent) to process your transactions and otherwise provide services to you.

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Confidentiality and Security.  The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

AZZAD FUNDS

The following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You may obtain free copies of both reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

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Azzad Ethical Income Fund
c/o Mutual Shareholder Services, LLC.

 8869 Brecksville Rd

 Suite 408

Brecksville, OH 44141-1939

1-888-350-3369 or 1-440-922-0066

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You can also review the Fund's reports and SAI by visiting the Public Reference Room of the Securities and Exchange Commission at 450 Fifth Street, NW, Washington, DC 20549.  Please call 202-942-8090 to learn the Public Reference Room's business hours. You may request copies of the Fund's reports and SAI, for a fee, by writing to the Public Reference Room at this address, or by e-mailing your request to  PUBLICINFO@SEC.GOV. You may also download a free, text-only version from the Commission's Internet website at www.sec.gov.

The Fund's Investment Company Act file number is 811-08021.

AZZAD ETHICAL INCOME FUND

PROSPECTUS

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NOVEMBER 1, 2002

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AZZAD/DOW JONES ETHICAL MARKET FUND

(AN ENHANCED INDEX MUTUAL FUND BASED ON THE

EXTRA LIQUID VERSION OF THE DOW JONES ISLAMIC MARKET INDEX)

PROSPECTUS

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November 1, 2002

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AZZAD FUNDS

[LOGO]

The Azzad/Dow Jones Ethical Market Fund (the "Fund"), a series of Azzad Funds, seeks to provide investors with annual returns which, after expenses, match or exceed the annualized performance of the U.S. component securities of the Dow Jones Islamic Market Extra Liquid Index, a sub-index of the Dow Jones Islamic Market Index.

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This Prospectus, dated November 1, 2002, concisely describes the information about the Fund that you ought to know before investing. Please read it carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") about the Fund, dated November 1, 2002, is available free of charge. The address of the Company is Azzad Funds, 8869 Brecksville Rd, Suite 408, Brecksville, OH 44141-1939 or telephone 1-888-350-3369 or 1-440-922-0066. The SAI has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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RISK/RETURN SUMMARY…………………………………………………………...3

PERFORMANCE……………………………………………………………………….5

MAIN RISKS…………………………………………………………………………..11

MANAGEMENT………………………………………………………………………11

YOUR ACCOUNT…………………………………………………………………….13

HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES……………………..14

HOW TO SELL (REDEEM) SHARES OF THE FUND……………………………...16

WHEN AND HOW NAV IS DETERMINED…………………………………...……18

DISTRIBUTIONS…...……………………………………………………...…………19

FEDERAL TAX CONSIDERATIONS…………………………………..…………...19

PERFORMANCE COMPARISONS…………………………………..……………...20

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT..…20

FINANCIAL HIGHLIGHTS…………………………………………………………..21

ORGANIZATION……………………………………………………………………..22

FOR MORE INFORMATION………………………………………………………...22

PRIVACY POLICY…………………………………………………………………...23

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RISK/RETURN SUMMARY

The following discussion describes the investment objective and principal investment strategies and risks of the Fund. The investment objective is a fundamental policy and cannot be changed without the approval of a majority of the Fund's outstanding shares. As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

INVESTMENT OBJECTIVE

The Fund's primary investment objective is to provide investors with annual returns which, after expenses, match or exceed the annualized performance of the U.S. component stocks of the Dow Jones Islamic Market Extra Liquid Index (the "IMXL")2, a sub-index of the Dow Jones Islamic Market Index ("DJIM"). The DJIM is a globally diversified compilation of common stocks considered by the Dow Jones' Shari`ah Supervisory Board to be compliant with Shari`ah law.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing substantially all of its net assets in the U.S. component stocks of the IMXL, an unmanaged index that tracks the 100 most liquid U.S. and non-U.S. common stocks listed on the DJIM. The Fund is principally invested in large capitalization companies but may include mid-capitalization companies as well, provided that these companies are included in the IMXL.  The Fund seeks to achieve and maintain a correlation between the Fund's investment portfolio and the U.S. component securities of the IMXL of at least 0.95, after expenses. A correlation of 1.00 would mean that the Fund and U.S. component securities of the IMXL were perfectly correlated.

Under normal circumstances, 75% of the Fund's net assets will be allocated among the U.S. component securities of the IMXL according to the weightings assigned to such securities in the IMXL (after adjustment to reflect the exclusion of all non-U.S. component stocks). The Fund seeks to enhance its performance by investing up to 25% of the Fund's net assets in the top 10 U.S. component securities of the IMXL that have the highest current dividend yield.3 The percentage of the Fund's investments in each of these securities is weighted according to dividend yield so that a greater portion of the allocation is invested in the stocks with the highest dividend yield.

ETHICAL INVESTING - COMPLIANCE WITH SHARI`AH LAW

The Fund is designed to provide investors with an ethical investment alternative that is consistent with the body of Islamic laws known as Shari`ah.  Generally, Shari`ah requires that investors share in profit and loss, that they receive no usury or interest income (RIBA), and that they do not invest in a business that is not permitted under Islamic principles. All component stocks of the DJIM are carefully screened for compliance with the principles of Shari`ah law and approved for inclusion in the DJIM by the Dow Jones Shari`ah Supervisory Board. Accordingly, since the IMXL is a sub-index of the DJIM, each component stock of the IMXL has been approved by Dow Jones' Shari`ah Supervisory Board by virtue of its inclusion in the DJIM and is deemed eligible for investment by the Fund.

Dow Jones' selection process for Shari`ah compliant stocks begins by excluding those firms who do not meet specific business line and financial requirements. Specifically, Dow Jones excludes firms whose products or services include:

Alcohol

Pork related products

Conventional financial services (banking, insurance, etc.)

Entertainment (hotels, casinos/gambling, cinema, pornography, music, etc.)

Tobacco

Defense

These incompatible lines of business are removed from the "universe" of stocks considered for the DJIM and IMXL. After removing companies with unacceptable primary business activities, the remaining universe is tested by three financial-ratio "filters."  The purpose is to remove companies with unacceptable financial ratios.

The filters exclude companies if:

•

Total debt divided by trailing 12-month average market capitalization is greater than or equal to 33%.

         (Note: total debt = short term debt + current portion of long-term debt + long-term debt).

•

Accounts receivables divided by total assets is greater than or equal to 45%. (Note: accounts receivables = current receivables + long-term receivables).

•

The sum of cash and interest bearing securities divided by trailing 12-month average market capitalization is greater than or equal to 33%.

Companies that pass these screens are included in the DJIM investable universe, from which IMXL component stocks are selected.

TEMPORARY DEFENSIVE STRATEGY

During uncertain market, economic, political or other unfavorable conditions, the Fund may adopt a temporary defensive position. Under these circumstances, the Fund may hold a substantial portion of its assets in non-interest bearing cash accounts in accordance with policies and procedures established by the Shari`ah Supervisory Board.  During these periods, the Fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND.

The Fund is subject to the following principal investment risks:

•

MARKET RISK. The net asset value of the Fund will fluctuate based on changes in the underlying value of the U.S. component securities of the IMXL. The U.S. stock markets are generally susceptible to volatile         fluctuations in market price. Market prices may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the U.S. component securities of the IMXL is also subject to the risk that a specific segment of the stock market underperforms the overall market, thereby decreasing the value of companies comprising such segment. Under any of these circumstances, the value of the Fund's shares and its total return will fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.

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•

ISLAMIC SHARI'AH INVESTMENT RISK. It is possible that the restrictions placed on investments, in particular the prohibition on interest bearing investments, may result in the Fund under-performing other mutual funds with similar investment objectives which are not subject to Islamic Shari'ah restrictions.

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•

IMPERFECT CORRELATION. The correlation between the performance of the Fund and the U.S. component securities of the IMXL may be affected by the Fund's expenses, changes in securities markets, changes in the composition or dividend yield ranking of the IMXL and the timing of purchases and redemptions of Fund shares.

•

RISKS OF NON-DIVERSIFICATION. Because the Fund is non-diversified, it may have greater exposure to volatility than other mutual funds.  Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund's share price.

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•

PASSIVE MANAGEMENT OF PORTFOLIO SECURITIES. Notwithstanding the allocation of 25% of the Fund's net assets to the 10 U.S. component securities of the IMXL with the highest dividend yield, a passive investment management approach will be employed and it is intended that the composition of the Fund's investment portfolio will not be changed based on economic, financial or market analysis. Therefore, the Fund may not liquidate these securities if they under-perform or suffer a sharp decline.

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•

RISK OF INVESTING IN INDUSTRIES REPRESENTED IN THE U.S. COMPONENT STOCKS OF THE IMXL. Investing in the various industries represented in the IXML exposes the Fund to certain risks based on changes in economic conditions and interest rates, the exposure of companies within these industries to foreign economic and political developments and currency fluctuations, the ability of companies to pass their products through regulatory bodies, changes in the spending patterns of consumers, the creation of new technology which might make obsolete the technology sold, serviced, utilized, or otherwise relied upon by companies held by the Fund, and the fluctuation of energy prices.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the net asset value of its shares will fluctuate based on the value of the securities held by the Fund.

WHO MAY WANT TO INVEST IN THE FUND

We designed the Azzad/Dow Jones Ethical Market Fund for investors desiring an investment alternative that is consistent with Islamic principles and who seek one or more of the following:

•

Annual returns which, after expenses, match or exceed the annualized performance of the U.S. component                securities of the Dow Jones Islamic Market Extra Liquid Index;

•

A stock fund to complement a portfolio of more conservative investments;

•

A stock fund that uses an enhanced indexed-oriented investment strategy; or

•

A stock fund that invests solely in U.S. companies.

The Fund may NOT be suitable for you if:

•

You need regular income or stability of principal;

•

You are pursuing a short-term goal or investing emergency reserves; or

•

You are pursuing an investment strategy that is inconsistent with Sharia`ah Law.

PERFORMANCE

The bar chart below shows the Fund's total return for the calendar year ended December 31, 2001.  Sales loads or account fees are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown.  The performance table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

Total Return As Of December 31, 2001 was (3.75%)

[GRAPH OMITTED]

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During the period shown, the highest return for a quarter was 6.53% in the fourth quarter of 2001 and the lowest return was (11.76%) in the third quarter of 2001.  The Fund’s year-to-date return as of September 30, 2002 was (25.37%).

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AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2001)

	One Year	Since Inception[1]

The Fund

Return Before Taxes	(3.75%)	(9.11%)

Return After Taxes on Distributions[2]	(4.11%)	(9.38%)

Return After Taxes on Distributions and Sale of Fund Shares[2]	(2.28%)	(7.40%)

Dow Jones Islamic Market Index – Extra Liquid Version (reflects no deductions for fees, expenses or taxes)	(19.98%)	(17.13%)

1  December 22, 2000

2  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchase (as a % of offering price)[1]	5%
Maximum Deferred Sales Charge (Load) (as a % of lower of original purchase price or redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividend Distributions	None
Redemption Fee (as a % of amount redeemed, if applicable)[2]	None
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

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Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	102.75%(1)
Total Fund Operating Expense	104.00%
Fee Waiver and Expense Reimbursement	(101.75)%
Net Annual Operating Expenses	2.25%(1)

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1.

Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services.  Please see their materials for details.

2.

Redemptions from IRA accounts will be charged a $15 fee.

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3.  The Fund’s investment adviser has agreed to waive all or a portion of its fee or reimburse the Fund for operating expenses, to the extent necessary to limit the Fund’s total annual operating expenses to 2.25% of average daily net assets. This agreement is in effect for a ten-year period beginning August 8, 2002. “Operating expenses,” for purposes of the expense cap agreement, excludes brokerage costs, interest, taxes, litigation, and other extraordinary expenses.  Any waiver or reimbursement of operating expenses by the adviser is subject to repayment by the Fund within three fiscal years after such reimbursement or waiver occurred, if the Fund is able to make the repayment without exceeding the 2.25% expense limitation.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses remain the same (except for reimbursement through August 8, 2012).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$717	$1,168	$1,645	$2,956

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its net assets in the U.S. component securities of the Dow Jones Islamic Market Extra Liquid Index ("IMXL'), an unmanaged sub-index of the Dow Jones Islamic Market Index ("DJIM"). The IMXL consists of common stocks of 100 U.S. and non-U.S. companies which represent the 100 most liquid companies listed in the DJIM by Dow Jones & Company, Inc. ("Dow Jones"). The IMXL is derived from the DJIM through the implementation of rigorous liquidity requirements intended to filter out the most thinly traded large capitalization companies and most actively traded small capitalization companies, such as trading volume and volatility, transaction costs and turnover rate, as well as tracking error and correlation coefficients relative to the DJIM. The investment adviser seeks to achieve and maintain a correlation between the Fund's investment portfolio and the U.S. component securities of the IMXL of at least 0.95, after expenses. A correlation of 1.00 would be a perfect correlation, in which the net asset value of the Fund increases or decreases in exact proportion to changes in the net asset value of the U.S. component securities of the IMXL.

The investment adviser will allocate 75% of the Fund's net assets among the U.S. component securities of the IMXL according to the weightings assigned to such securities in the IMXL (after adjustment to reflect the exclusion of all non-U.S. component stocks). When U.S. companies are eliminated from or added to the IMXL by Dow Jones, the Fund will adjust the investment portfolio to reflect these changes. The Fund will sell out the positions of the companies that are eliminated by Dow Jones from the IMXL, including those affected in the highest dividend-yield basket, then buy in new positions of the companies added following notice to the Fund by Dow Jones of changes made to the IMXL. While the Fund intends to hold portfolio securities for the long term, these changes to Fund positions will be made, with no regard to any proposed holding period, within seven business days of Dow Jones' notice to the Fund.

The investment adviser seeks to enhance the Fund's performance by investing up to 25% of the Fund's net assets in the top 10 U.S. component securities of the IMXL that have the highest current dividend yield. The percentage of the Fund's investments in each of these securities is weighted according to dividend yield so that a greater portion of the allocation is invested in the stocks with the highest dividend yield. The list of the 10 highest dividend-yielding stocks of the IMXL is reviewed, and adjusted as necessary. The Fund intends to hold the positions taken by the investment adviser in these securities as long as they continue to have a dividend yield ranked among the top 10 of the U.S. component stocks of the IMXL.

The Fund intends to invest at least 75% of its net assets among the U.S. component securities of the IMXL according to the weightings assigned to such securities in the IMXL (after adjustment to reflect the exclusion of all non-U.S. component stocks), provided that the Fund has a sufficient amount of assets to do so. The investment adviser anticipates that the Fund will have a sufficient amount of assets to invest in this manner once the Fund’s assets reach $600,000.  If the Fund does not have sufficient assets to replicate the U.S. component of the IMXL, the Fund will invest in a representative sample of the U.S. component of the IMXL. The purpose of selecting the representative sample is to achieve, under normal conditions, a correlation between the performance of the Fund's investment portfolio and the performance of the U.S. component stocks of the IMXL of at least 0.95, after expenses. The Fund will select portfolio securities on the basis of computer-generated statistical data in order to develop a portfolio that replicates the performance of the entire U.S. component of the IMXL in terms of liquidity, industry weighting, market capitalization and other characteristics such as beta, price-to-book ratios, price-to-earnings ratios and dividend yield. This method of stock selection is generally referred to as the "optimization" method. As the assets of the Fund grow, it is anticipated the holdings of the Fund will be increased to include all of the U.S. component stocks of the IMXL in exact proportion to their representation in the IMXL (after adjustment to reflect the exclusion of all non-U.S. component stocks).

TEMPORARY DEFENSIVE POSITIONS

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During uncertain market, economic, political or other unfavorable conditions, the Fund may adopt a temporary defensive position. Under these circumstances, the Fund may hold up to 100% of its assets in non-interest bearing cash accounts in accordance with policies and procedures established by the Shari`ah Supervisory Board (See "Treatment of Interest Income" on Page 11). During these periods, the Fund may not achieve its investment objective. These strategies are discussed in greater detail in the Statement of Additional Information ("SAI").

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COMPLIANCE WITH SHARI`AH LAW

The Fund is designed to provide investors with an investment alternative that is consistent with the body of Islamic laws known as Shari`ah. The purpose of the Fund is to earn HALAL profits or profits which are allowable and in strict conformity with the precepts of Islamic Shari`ah. Generally, Shari`ah requires that investors share in profit and loss, that they receive no usury or interest income (RIBA), and that they do not invest in a business that is not permitted under Islamic principles.

The general tenets of Shari`ah law were first articulated in the Qur'an and then given concrete form in the words and practice of the Prophet Muhammad, peace be upon him. Over the centuries, the Islamic laws regulating business, finance, and the marketplace in general kept apace of developments and, through an inner dynamic called IJTIHAD, remained relevant and vital. In recent years, too, Islamic law has been refined and interpreted in light of the modern business environment, and many of its precepts have been analyzed with respect to current business practices and capital structures. In the modern marketplace, compliance with Shari`ah laws has become a complex matter requiring application of qualitative and quantitative standards, both at the time of investment and on a continuous basis. It has therefore become imperative that Islamic financial institutions have a means of keeping abreast with current Islamic scholarship and interpretations.

DOW JONES SHARI'AH STOCK SELECTION PROCESS AND CRITERIA

All component stocks of the DJIM are carefully screened for compliance with the principles of Shari`ah law and approved for inclusion in the DJIM by the Dow Jones Shari`ah Supervisory Board. Accordingly, since the IMXL is a sub-index of the DJIM, each component stock of the IMXL has been approved by Dow Jones' Shari`ah Supervisory Board by virtue of its inclusion in the DJIM and are deemed eligible for investment by the Fund.

Dow Jones' selection process for Shari`ah compliant stocks begins by excluding those firms who do not meet specific business line and financial requirements.  Specifically, Dow Jones excludes firms whose products or services include:

Alcohol

Pork related products

Conventional financial services (banking, insurance, etc.)

Entertainment (hotels, casinos/gambling, cinema, pornography, music, etc.)

Tobacco

Defense

These incompatible lines of business are removed from the "universe" of stocks considered for the DJIM. Other companies classified in other industry groups may also be excluded if they are deemed to have a material ownership in or revenues from prohibited business activities. After removing companies with unacceptable primary business activities, the remaining universe is tested by three financial-ratio "filters". The purpose is to remove companies with unacceptable financial ratios.

The filters exclude companies if:

--Total debt divided by trailing 12-month average market capitalization is greater than or equal to 33%. (Note: total debt = short term debt + current portion of long-term debt + long-term debt).

-- Accounts receivables divided by total assets is greater than or equal to 45%. (Note: accounts receivables = current receivables + long-term receivables).

-- The sum of cash and interest bearing securities divided by trailing 12-month average market capitalization is greater than or equal to 33%.

Companies that pass these screens are included in the DJIM investable universe, from which IMXL components are selected.

DUTIES OF THE DOW JONES SHARI'AH SUPERVISORY BOARD AND THE SHARI'AH SUPERVISORY BOARD

SELECTION OF SECURITIES

The Fund relies solely on the Dow Jones Shari`ah Supervisory Board to set the criteria used to determine whether common stocks are Shari`ah compliant and to establish the composition of the DJIM and IMXL. Any changes to the selection criteria are made in the sole discretion of the Dow Jones Shari`ah Supervisory Board and the Fund will not alter or deviate from such criteria based on its own analysis of Shari`ah law. Accordingly, any change by Dow Jones in the composition of the DJIM, based on noncompliance with Shari`ah law, and which affects the U.S. component of the IMXL, will also be reflected in the composition of the Fund's investment portfolio within seven business days after notification is received by the Fund from Dow Jones.

FUND POLICIES AND BUSINESS PRACTICES

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To ensure that the investment policies and general business practices of the Fund also comply with the precepts of Shari`ah law, the adviser has convened the Shari`ah Supervisory Board to supervise and review Fund policies and procedures (the "Shari`ah Supervisory Board"). On a bi-annual basis, the Shari`ah Supervisory Board monitors the Fund's investment activities and reviews the Fund's management and compliance procedures based on Islamic financial law (fiqh al mu`amalat) and current Shari`ah scholarship, interpretations, and practices. The Shari`ah Supervisory Board also meets annually for a more comprehensive review and reports on the results of their findings annually in a report to the Board of Trustees of the Fund. The Sharia`ah Supervisory Board also has primary responsibility for overseeing the Adviser’s methodology in connection with the purification of interest income (RIBA).

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The Shari`ah Supervisory Board is comprised of three renowned Shari`ah scholars versed in modern investment disciplines. The Board is chaired by Shaykh Yusuf Talal DeLorenzo of the United States of America and also includes Shaykh Dr. Mohamed Ali EL-Gari of the Kingdom of Saudi Arabia and Shaykh Nizam Yaquby of Bahrain. Additional biographical information on each Shari`ah Supervisory Board member is provided below:

Shaykh Yusuf Talal DeLorenzo

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As a member of the Shari`ah Supervisory Boards of Islamic financial enterprises in the Middle East, Africa, Europe and North America, Shaykh Yusef Talal DeLorenzo is considered a leading authority on Islamic finance in the world today. In 1999, he was named “Shaykh of Wall Street” by a prominent American periodical.  His translations of works on Islamic law from Arabic, Persian and Urdu number nearly twenty; and he continues to publish his work in journals and make presentations at international forums.  He is the author of a three-volume Compendium of Legal Rulings on the Operations of Islamic Investing for the Dow Jones Interactive University.  Shaykh DeLorenzo taught Shari`ah sciences for many years at the university level in Sri Lanka, the United States and Pakistan, where he also served as Advisor to the Federal Government.

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Shaykh Dr. Mohamed Ali EL-Gari

Dr. Mohamed Ali EL-Gari is the director of Saudi Arabia the Center for Research in Islamic Economics at King Abdulaziz University in Jeddah. He is also a member of the OIC Fiqh Council. Dr. EL-Gari serves as a consultant to Islamic banks and has served on the consulting committee that counseled the Government of Pakistan on the Islamization of its banking system. Dr. EL-Gari holds a Ph.D.in Economics from the University of California.

Shaykh Nizam Yaquby

Shaykh Nizam Yaquby is a renowned Shari'ah scholar and adviser to numerous Islamic banks and companies, including Abu Dhabi Islamic Bank, Islamic Investment Company of the Gulf, Bahrain and the Arab Islamic Bank, Bahrain. He pursued traditional Islamic studies in Mecca, India and Morocco under the guidance of eminent Islamic scholars, including Shaykh Abdullah Al-Farisi and Shaykh Muhammad Salah Al-Abbasi. He holds a B.A. in Economics and Comparative Religion from McGill University, Toronto. He is a Ph.D. candidate in Islamic Law at the University of Wales. Shaykh Yaquby has published several books on Islam law and is a frequent speaker at Islamic conferences.

TREATMENT OF INTEREST INCOME

Shari`ah principles require that an investor receiving any "impure" income divest the same by distribution to charity. In order to assist shareholders with this requirement, the Fund’s adviser reviews all dividend payments on equity securities held by the Fund.  The adviser’s review is conducted in accordance with a methodology formulated by the adviser and approved by the Shari`ah Supervisory Board to determine whether any portion of a dividend is inconsistent with the Shari`ah as it relates to interest income or any other incidental prohibited income earned by the particular company.  Upon request, the adviser will inform any shareholder of the portion of the Fund’s income, if any, that is prohibited.

MAIN RISKS

         MARKET RISK. The net asset value of the Fund can be expected to fluctuate based on changes in the value of the securities in the Fund's investment portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund are also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

         RESTRICTIONS ON INVESTMENTS. The IMXL and the Fund's restricted ability to invest in certain market sectors, such as financial companies and fixed-income securities, limits opportunities and may increase the risk of loss during economic downturns. Also, because Islamic principles preclude the use of interest paying instruments, the Fund does not maximize current income since reserves remain in cash.

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         PASSIVE MANAGEMENT OF FUND. With regard to the purchase of U.S component of the IMXL and the Fund's replication of the U.S. component of the IMXL, the investment adviser employs a passive investment management approach and does not change the composition of the portfolio's equity position based on its own economic, financial or market analysis. The inclusion of a security in the Fund's portfolio does not reflect an opinion by the investment adviser regarding the particular security's attractiveness as an investment. In the event that a particular portfolio security under-performs or suffers a sharp decline in market value, the Fund may not liquidate the investment unless such liquidation is initiated by Dow Jones and reflected in the IMXL. Under these circumstances, the net asset value of the Fund may decline, negatively impacting the value of your investment.

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         RISK OF INVESTING IN INDUSTRIES REPRESENTED IN THE U.S. COMPONENT STOCKS OF THE IMXL. Investing in the various industries represented in the IXML will expose the Fund to a broad variety of risk factors. The risks that could adversely affect the value of your investment in the Fund include: changes in economic conditions and interest rates, the exposure of companies within these industries to foreign economic and political developments and currency fluctuations, the ability of companies to pass their products through regulatory bodies, changes in the spending patterns of consumers, the creation of new technology which might make obsolete the technology sold, serviced, utilized, or otherwise relied upon by companies held by the Fund, and the fluctuation of energy prices.

MANAGEMENT

BOARD OF TRUSTEES AND SHARI`AH SUPERVISORY BOARD

The business of the Fund is managed under the direction of the Board of Trustees (the "Board") of the Company in conjunction with the Shari`ah Supervisory Board. The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Shari`ah Supervisory Board ensures that the Fund's policies, procedures and general business practices are conducted in strict conformity to the principles of Shari`ah law.

THE ADVISER

Azzad Asset Management, Inc. (the "Adviser"), 3130 Fairview Park Drive, Suite 130, Falls Church, Virginia 22042, serves as investment adviser to the Fund. Subject to the general supervision and control of the Shari`ah Supervisory Board and the Board, the Adviser makes investment decisions for the Fund. The Adviser is a privately held corporation that is registered as an investment adviser with the U.S. Securities and Exchange Commission. The Adviser was incorporated in the State of Delaware on June 9, 2000. The company was initially formed as Zad Asset Management, LLC in the State of Virginia on August 4, 1997 and was converted into a corporation under Delaware law in June 2000 under the current name.

The Adviser has been the investment adviser and manager to the Azzad Growth Master Fund, LP since 1997. The Azzad Master Growth Fund, LP is a private placement Delaware limited partnership. The partnership had assets of $1.8 million as of December 31, 2001, and is styled as a small-capitalization portfolio of common stocks. Azzad Growth Master Fund, LP was formed on October 15, 1997, and commenced operations on February 12, 1998. The partnership is structured as the "master" component of a "master/feeder" fund structure, with an offshore feeder fund named Azzad Investments, Ltd. domiciled in the Cayman Islands and a domestic U.S. feeder, the Azzad Growth Fund, LP, a Delaware limited partnership.

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The Adviser currently serves under an investment advisory agreement dated August 8, 2002.  Under the terms of the advisory agreement, the Adviser is responsible for formulating the Fund’s investment programs and for making day-to-day investment decisions and engaging in portfolio transactions.  The Adviser also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Fund’s operations.  For the fiscal year ended June 30, 2002, the Adviser waived all of the advisory fee and received $0 for its services.

SUB-ADVISER

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The Adviser has entered into a sub-advisory agreement with Wright Investors’ Service, Inc. (“Wright”), located at 440 Wheelers Farms Road, Milford, Connecticut, 06460.  Wright is an independent professional investment management and advisory organization that provides investment services to individuals, banks, insurance companies and other institutional investors worldwide.  Under the sub-advisory agreement, Wright provides portfolio management services to the Fund.  Wright receives a fee from the Adviser (not the Fund) equal to an annual rate of 0.15% of the Fund’s average daily net assets, with a minimum monthly payment of $417.

Established more than 40 years ago, Wright is an internationally recognized firm headquartered in Milford, Connecticut, with offices in Florida and Illinois.  As of December 31, 2001, Wright had approximately $3 billion under management.  An investment committee, consisting of a team of Wright’s investment professionals, will be responsible for the day-to-day management of the Fund’s portfolio.  The investment committee is supported by a staff that provides multilevel analyses of the economic and investment environments and the probable effect of economic forecasts on client portfolios.

Pauze Swanson Capital Management Co., 14340 Torrey Chase Blvd., Suite 170 Houston, Texas 77014, served as the Fund’s interim sub-adviser from April 8, 2002 until August 8, 2002.  For its services, Pauze Swanson Capital Management Co. received a fee from the Adviser at an annual rate of 0.30% of the Fund’s average daily net assets, subject to a minimum monthly fee of $750.

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DISTRIBUTOR

Lloyd, Scott & Valenti, Ltd., 7701 N. Lamar Blvd., Suite 408, Austin, Texas 78752 serves as the Fund’s distributor pursuant to a Distribution Agreement with the Fund dated November 1, 2002.

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YOUR ACCOUNT

TYPES OF ACCOUNTS

If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS. Individual and sole proprietorship accounts are owned by one person; joint accounts can have two or more owners. All owners of the joint account must sign written instructions to purchase or redeem shares or to change account information exactly as their names appear on the account. If you elect telephone privileges, however, redemption requests by telephone may be made by any one of the joint account owners.

UNIFORM GIFT OR TRANSFER TO MINOR ACCOUNTS (UGMA, UTMA). Depending on the laws of your state, you can set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give money to a child and obtain tax benefits. To open a UGMA or UTMA account, you must include the minor's social security number on the application and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

CORPORATE AND PARTNERSHIP ACCOUNTS. To open a corporate or partnership account, or to send instructions to the Fund, the following documents are required:

     --   For corporations, a corporate resolution signed by an authorized person with a signature guarantee.

     --   For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.

An authorized officer of the corporation or other legal entity must sign the application.

TRUST ACCOUNTS. The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

RETIREMENT ACCOUNTS. The Fund offers IRA accounts, including traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA and Keogh accounts. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax advisor.  Whenever making an investment in an IRA be sure to indicate the year in which the contribution is made.

DISTRIBUTION AND SERVICE (RULE 12B-1) PLAN

The Fund has adopted a Distribution and Service Plan (the "Plan"), pursuant to Rule 12b-1 under the Act (the "Rule") that allows the Fund to pay distribution fees for the sale and distribution of its shares. The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan provides that the Fund will compensate the Distributor by paying the Distributor a monthly fee equal to 0.25% of its average daily net assets, on an annual basis, to enable it to provide marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts and to make payments to broker-dealers and other financial institutions with which it has written agreements, and whose clients are Fund shareholders, for providing distribution assistance. Fees paid under the Plan may not be waived for individual shareholders.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net return to investors who invest through shareholder servicing agents and broker-dealers may be less than by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

BECAUSE THESE DISTRIBUTION AND SHAREHOLDER SERVICE FEES ARE PAID OUT OF THE FUND'S ASSETS ON AN ONGOING BASIS, THE FEES MAY, OVER TIME, INCREASE THE COST OF INVESTING IN THE FUND AND MAY COST INVESTORS MORE THAN OTHER TYPES OF SALES LOADS.

HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES

The price for Fund shares is the Fund's net asset value per share (NAV) plus the applicable up-front sales load imposed at the time of purchase as set forth in the chart below:

Amount of Investment	Sales Loads as a % of: Public Offering Price Net Amount Invested		Dealer Reallowance as % of Public Offering Price

Less than $25,000	5.00%	5.26	4.50
$25,000 to $99,999	4.25%	4.44	3.825
$100,000 to $249,999	3.50%	3.63	3.15
$250,000 to $499,999	2.75%	2.83	2.475
$500,000 to $999,999	2.00%	2.04	1.80
$1,000,000 to $1,999,999	1.00%	1.01	0.90
$2,000,000 or more	None	None	None

A shareholder's purchases of shares of the Fund and the Azzad Ethical Income Fund are combined for purposes of determining the amount of investment and the applicable sales load.  Various individuals and organizations that meet Fund requirements may buy shares at NAV - that is, without a sales charge.  For a list of those who may qualify for fee waivers, see the Statement of Additional Information.

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The Fund receives the entire net asset value of all of its shares that are sold.  Lloyd, Scott & Valenti, Ltd. serves as the Fund’s distributor and it retains the full sales charge from which it pays the dealer reallowance.  U.S. Discount Brokerage, Inc. (“USDB”) and Lloyd, Scott & Valenti, Ltd. each maintains a branch office at the offices of the Adviser.  To the extent USDB or Lloyd, Scott & Valenti, Ltd. makes payments in lieu of commissions to its registered representatives at this office, the Adviser will reimburse the applicable company for such payments.

We determine the NAV as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day that the Exchange is open. We will price your order at the next NAV calculated after the Fund receives your order. For more information on how we price shares, see "WHEN AND HOW NAV IS DETERMINED" on page 18.

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The minimum initial investment is $1,000 and minimum subsequent investment is $50 per month per account for persons enrolled in the automatic investment plan described below.

     BY MAIL: You may purchase shares of the Fund by completing and signing the Account Application form which accompanies this Prospectus and mailing it, in proper form, together with a check made payable to the Fund, to the address listed below:

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AZZAD/DOW JONES ETHICAL MARKET FUND

c/o Mutual Shareholder Services, LLC

8869 Brecksville Rd

 Suite 408

 Brecksville, OH 44141-1939

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When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above.  Third party checks will not be accepted, and the Fund reserves the right to refuse to accept second party checks.

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     BY TELEPHONE:  Once your account is open, you may make investments by telephone by calling 1-888-350-3369 or 1-440-922-0066.  Payment for shares purchased by telephone is due within three business days after the date of the transaction. Investments by telephone are not available in the Fund retirement account administered by the Fund’s transfer agent or its agents.

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If your telephone order to purchase shares is canceled due to nonpayment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Fund because of such cancellation.

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     BY WIRE:  You may make your initial or subsequent investments in the Fund by wire transfer.  To do so, call the Fund at 1-888-350-3369 or 1-440-922-0066 for a confirmation number and wiring instructions.

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To assure proper receipt, please be sure your bank included the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Application form and mail it to the address indicated in "By Mail" above after completing your wire arrangement.

Wire purchases are completed when wired payment is received and the Fund accepts the purchase.  The Fund and the Fund's distributor are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.  Note: federal funds wire purchase orders will be accepted only when the Fund and Custodian Bank are open for business.

There are no wire fees charged by the Fund for purchases of $1,000 or more. A wire fee of up to $20 will be charged by the Fund on wire purchases of less than $1,000. Your bank also may charge wire fees for this service.

     BY AUTOMATIC INVESTMENT PLAN:  Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing the Fund to draw on your bank account.  You may automatically invest as little as $50 a month, beginning within thirty (30) days after your account is opened.  Ask your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment at any time by written instruction received by the Fund at least fifteen business days before the change is to become effective.

RIGHT OF ACCUMULATION

Once you have purchased shares in the Fund, you can qualify for a discount on the sales charge.  When you purchase additional shares at the public offering price, you will pay the sales charge corresponding to the total of your current purchase plus either the value of shares of the Fund and the Azzad Ethical Income Fund you already own, or their original cost – whichever is greater.  (Remember, sales charges go down as the amount of the transaction increases.)  To receive this discount, you must notify the Fund in writing of your previous purchases when you make your current purchase.

EXCHANGE PRIVILEGE

You may exchange any or all of your shares in the Fund for shares of the Azzad Ethical Income Fund.  The exchange is made without sales charge.  You may request the exchange by contacting the Fund at the phone number or address provided in the "By Telephone" and "By Mail" sections above.

It is your responsibility to obtain and read a prospectus of the Azzad Ethical Income Fund before you make an exchange.

•

You may make up to two exchanges out of each fund during a calendar year.  This limit helps keep each fund's net asset base stable and reduces the fund's administrative expenses.

•

If you exchange shares into or out of a fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received.

•

In times of extreme economic or market conditions, exchanging shares by telephone may be difficult.  To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange.

•

Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or a loss for federal income tax purposes.

No exchange will be accepted unless the registration of the two accounts is identical.  Neither the Azzad Funds nor the Funds' transfer agent are liable for following exchange instructions communicated by telephone that they reasonably believe to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, the Funds’ transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

ADDITIONAL INFORMATION ABOUT PURCHASES

All purchases of shares are subject to acceptance by the Fund and are not binding until accepted. The Fund reserves the right to reject any application or investment. Orders become effective as of 4:00 p.m., Eastern Time, Monday through Friday, exclusive of business holidays.  The Fund does not accept third party checks.

Fees and charges associated with purchasing shares of the Fund are set forth in the Fund’s prospectus.  However, investors may purchase and sell shares through registered broker-dealers who may charge additional fees for their services.

If checks are returned unpaid due to insufficient funds, stop payment or other reasons, the Fund will charge $20 and you will be responsible for any loss incurred by the Fund with respect to canceling the purchase. To recover any such loss or charge, the Fund reserves the right, without further notice, to redeem shares already owned by any purchaser (in either the Fund or the Azzad Ethical Income Fund) whose order is canceled and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Investments paid for by checks drawn on foreign banks may be deferred until such checks have cleared the normal collection process.  In such instances, any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

HOW TO SELL (REDEEM) SHARES OF THE FUND

If your redemption request is received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time), your redemption will be priced the same day. Any redemption request received after that time will be priced the next day. We will redeem your shares at the net asset value.

     BY MAIL: Your request must include:

     a)  original signatures of each registered owner exactly as the shares are registered;

     b)  the Fund name and the account number;

     c)  the number of shares or dollar amount to be redeemed; and

     d)  any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities.

Send your written request for redemption to:

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AZZAD/DOW JONES ETHICAL MARKET FUND

c/o Mutual Shareholder Services, LLC

8869 Brecksville Rd

 Suite 408

 Brecksville, OH 44141-1939

     BY TELEPHONE:  You may request redemption by telephone by calling 1-888-350-3369 or 1-440-922-0066.  If you do not wish to allow telephone redemptions by any person on the account, you should decline that option on the account application.

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This feature can only be used on non-institutional accounts if:

     a)  the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account;

     b)  there has been no change of address of record on the account within the preceding 30 days;

     c)  the  person requesting the redemption can provide proper identification; and

     d)  the proceeds of the redemption do not exceed $15,000.

In connection with telephone redemptions, neither the Fund nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine.  The Fund and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Fund or the transfer agent does not employ reasonable procedures, it may be liable for losses due to unauthorized or fraudulent transactions. Shareholders should be aware that they may experience difficulty effecting telephone redemptions during times of a market downturn or other emergency.

SPECIAL REDEMPTION ARRANGEMENTS

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Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions.  For further information call the Fund at 1-888-350-3369 or 1-440-922-0066.

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SIGNATURE GUARANTEE

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Redemptions in excess of $50,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record.  A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Fund at 1-888-350-3369 or 1-440-922-0066 to determine whether the guarantor is eligible.

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REDEMPTION PROCEEDS MAY BE SENT TO YOU:

     BY MAIL: If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request; however, the Fund may hold redemption proceeds for up to seven days.  If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to 15 days from the purchase date. You may avoid this requirement by investing by bank wire (federal funds). Please notify the Fund promptly in writing of any change of address.

     BY WIRE: You may authorize the Fund to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption.  However, the Fund may hold redemption proceeds for up to seven days.  If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to 15 days from the purchase date. A wire fee of up to $20 will be charged by the Fund, which is deducted from redemption proceeds.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     (1)  The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     (2)  A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS FormW4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of          shares from a retirement account may be subject to withholding tax.

     (3)  The Fund may redeem existing accounts and refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determines that the failure to do so would have a material adverse          consequence to the Fund and its shareholders.

     (4)  Excessive short term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Fund may refuse investments from shareholders who engage in short term trading.

MANDATORY REDEMPTIONS

In order to reduce expenses, the Fund may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan account, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice.  No account-closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

WHEN AND HOW NAV IS DETERMINED

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The value of a single share of the Fund is known as its "net asset value" per share or "NAV." The Fund's NAV per share is normally calculated by the fund accountant of the Fund as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each weekday except days when the NYSE is closed. The Fund's NAV may be calculated earlier, however, if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).

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If a security or securities that the Fund owns are traded when the NYSE is closed (for example, on a foreign exchange or in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding.

The Fund's securities are valued primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its investors as distributions.  When the Fund earns dividends from stocks and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution. Net short-term capital gains are considered ordinary income and are included in dividend distributions.

LONG-TERM VS. SHORT-TERM CAPITAL GAINS:

--   Long-term capital gains are realized on securities held by the Fund for more than one year and are part of your capital gain distribution.

--   Short-term capital gains are realized on securities held by the Fund for less then one year and are part of your dividend distributions.

The Fund distributes dividends and capital gains, if any, annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

FEDERAL TAX CONSIDERATIONS

Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, the Fund's Adviser will attempt to take into account the tax consequences of its investment decisions. However, there may be occasions when the Adviser's investment decisions will result in a negative tax consequence for the Fund's shareholders.

TAXES ON DISTRIBUTIONS. The Fund operates in a manner such that it will not be liable for Federal income or excise tax. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

The Fund will mail reports to you containing information about the Fund's distributions during the year after December 31 of each year (by January 31st). Consult your tax advisor about the Federal, state and local tax consequences in your particular circumstances.

TAXES ON REDEMPTIONS OF SHARES. The sale of Fund shares is a taxable transaction for Federal income tax purposes. Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statement so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain or loss.

"BUYING A DIVIDEND." All distributions reduce the net asset value of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

TAX WITHHOLDING. The Fund may be required to withhold U.S. federal income tax at the rate of 31 percent from all taxable distributions and from proceeds from certain sales payable to shareholders who fail to provide the Fund with their correct taxpayers identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

PERFORMANCE COMPARISONS

Advertisements and other sales literature may refer to the Fund's total return.  The total return for the one, five and ten-year periods (or for the life of the Fund until the Fund is in existence for such longer periods) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price, plus any applicable sales load. Total return may also be presented for other periods. All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition and Fund operating expenses.  Investment performance also often reflects the risks associated with the Fund's investment objectives and strategies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

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CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Union Bank of California, located at 350 California Street, San Francisco, CA 94104, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Mutual Shareholder Services, LLC, located at 8869 Brecksville Rd, Suite 408, Brecksville, OH 44141-1939, serves as the Fund's transfer and dividend disbursing agent.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance since its inception. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. This information for the period ended August 31, 2001 has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is incorporated by reference into the Statement of Additional Information and is included in the annual report.  The annual report is available upon request by calling toll-free 1-888-350-3369 or 1-440-922-0066.

For a capital share outstanding throughout each period indicated:
	Period Ended	Period Ended
	June 30, 2002 (a)	August 31, 2001 (b)

Net asset value, beginning of period	$8.78	$10.00

Income from investment operations:
Net investment loss	(0.05)	(0.04)
Net realized and unrealized loss
on investments	(1.14)	(1.18)
Dividends and Distributions	(0.08)	-

Net asset value, end of period	$7.51	$8.78

Total return	(13.64%)	(12.20%)

Ratio to Average Net Assets (c)
Net Investment Loss	(0.88%)	(0.70%)
Total Expenses	104.00%	158.05%
Expenses Waived or Reimbursed (d)	(101.75%)	(155.80%)
Net Expenses	2.25%	2.25%
Net assets, end of period (000's)	$99	$73

Turnover Ratio	6.93%	27.54%

(a) For the period September 1, 2001 to June 30, 2002.
(b) For the period December 22, 2000 (commencement of operations) to August 31, 2001.
(c) Ratios are annualized for periods of less than one year, except for the total return ratio.
(d) Expenses waived.

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ORGANIZATION

The Azzad/Dow Jones Ethical Market Fund is a non-diversified series of Azzad Funds, a Massachusetts business trust that is registered with the SEC as an open-end, management investment company. It is not intended that meetings of the Fund's shareholders be held except when required by Federal or Massachusetts state law. All shareholders of the Fund are entitled to vote at shareholders' meetings. From time to time, large shareholders may control the Fund.

FOR MORE INFORMATION

INVESTMENT ADVISER

AZZAD ASSET MANAGEMENT, INC.

3130 FAIRVIEW PARK DRIVE, SUITE 130

FALLS CHURCH, VIRGINIA 22042

INDEPENDENT AUDITORS

TAIT, WELLER & BAKER

8 PENN CENTER PLAZA, SUITE 800

PHILADELPHIA, PENNSYLVANIA 19103

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TRANSFER AGENT AND

MUTUAL SHAREHOLDER SERVICES, LLC

FUND ACCOUNTANT

8869 BRECKSVILLE RD

SUITE 408

BRECKSVILLE, OH 44141-1939

DISTRIBUTOR

LLOYD, SCOTT & VALENTI, LTD.

 7701 N. LAMAR BLVD.

 SUITE 408

 AUSTIN, TEXAS 78752

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CUSTODIAN

UNION BANK OF CALIFORNIA

350 CALIFORNIA STREET

SAN FRANCISCO, CA 94104

PRIVACY POLICY

The following is a description of the Azzad Funds’™ (“the Funds”) policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources.  In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect.  The Funds collect the following nonpublic personal information about you:

•

Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

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Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian and transfer agent) to process your transactions and otherwise provide services to you.

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Confidentiality and Security.  The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

AZZAD FUNDS

The following documents are available free upon request:

         ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You may obtain free copies of both reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

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Azzad/Dow Jones Ethical Market Fund

c/o Mutual Shareholder Services, LLC.

8869 Brecksville Rd

 Suite 408

 Brecksville, OH 11-888-350-3369 or 1-440-922-0066

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You can also review the Fund's reports and SAI by visiting the Public Reference Room of the Securities and Exchange Commission (“SEC”) at 450 Fifth Street, NW, Washington, DC 20549. Please call 202-942-8090 to learn the Public Reference Room's business hours. You may request copies of the Fund's reports and SAI, for a fee, by writing to the Public Reference Room at this address, or by e-mailing your request to PUBLICINFO@SEC.GOV. You may also download a free, text-only version from the SEC's Internet website at www.sec.gov.

Investment Company Act File Number: 811-08021

(1)

AZZAD/DOW JONES ETHICAL MARKET FUND

Prospectus

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November 1, 2002

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AZZAD FUNDS

AZZAD ETHICAL INCOME FUND

STATEMENT OF ADDITIONAL INFORMATION

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November 1, 2002

This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus for the Fund, dated November 1, 2002.  Copies of the Prospectus may be obtained from the Fund by writing the Fund's Administrator, Mutual Shareholder Services, LLC., 8869 Brecksville Rd, Suite 408, Brecksville, OH 44141-1939, or by calling 1-888-350-3369 or 1-440-922-0066.

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PAGE

Investment Objective, Policies and Restrictions

2

Trustees and Executive Officers

5

Investment Advisory and Other Services

10

Principal Shareholders

12

Code of Ethics

12

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Transfer Agent

13

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Custodian

14

Distributor

14

Shareholder Servicing and Distribution Plan

15

Other Expenses

15

Portfolio Transactions and Allocation of Brokerage

16

Taxation

17

Purchase of Shares

18

Dividends and Distributions

19

Net Asset Value

19

Performance Comparisons

19

Redemption of Shares

22

Independent Accountants

23

Other Information

23

Financial Statements

24

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

         The investment objective and certain investment policies of the Fund are described in the Prospectus. All investments are subject to the overall policy of making investment decisions according to Islamic principles, as described in the Fund's Prospectus.

         A summary of the Fund's investment policies is set forth in the Prospectus. Additional information regarding the Fund's investment risks, policies and restrictions is set forth below.

Investment Policies and Associated Risks

            The following discussion supplements the disclosure in the prospectus about the Fund's investment techniques, strategies and risks. The Fund is designed for investment of that portion of an investor's funds which can appropriately bear the special risks associated with certain types of investments (e.g., investments in common stocks pursuant to an investment strategy consistent with the body of Islamic laws known as Shari`ah). Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund can give no assurance that its investment objective will be achieved.

Risks of Investing in Portfolio Securities

         The Fund will invest in common stocks.  Common stock represents the residual ownership interest in an issuer and is entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied.

         An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the general condition of the stock market may deteriorate. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value according to various unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic and banking crises. In addition to the general risks and considerations of equity investing, the Fund is subject to the specific risks associated with the specific investments discussed below.

Fundamental Investment Restrictions

         The Fund is operated under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Fund. As used in this Statement of Additional Information, the term "majority of the outstanding voting securities" as defined in the 1940 Act currently means the vote of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting securities, whichever is less.

Fundamental investment restrictions limiting investments of the Fund provide that the Fund may not:

(1)

issue senior securities, except as permitted under the Investment Company Act of 1940 and as consistent with Islamic principles;

(2)

purchase securities on margin or effect short sales of securities;

(3)

Purchase or sell real estate unless it is compliant with the Islamic Shari`ah based principles adopted by the Shari`ah Supervisory Board and acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts);

(4)

purchase or sell commodities or commodity contracts including futures contracts;

(5)

make loans of cash or portfolio securities or borrow money or property;

(6)

underwrite the securities of other issuers except to the extent that the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in connection with the purchase and sale of certain securities;

(7)

purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers whose principal business activities are in the same industry; and

(8)

purchase securities of other investment companies unless (a) such securities are consistent with the investment objective of the Fund and the investment companies operate in a manner consistent with Islamic principles and (b) such purchase is in compliance with the Investment Company Act of 1940 and applicable state law.  However, no such restriction shall apply to a purchase of investment company securities in connection with a merger, consolidation, acquisition or reorganization; and

(9)

with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities of other investment companies) if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer, or the Fund would hold more than 10% of the outstanding voting securities of that issuer.

         In addition to the foregoing fundamental restrictions, the Fund has adopted the following non-fundamental policies which may be changed by the Board of Trustees:

(1)

the Fund has authority to invest up to 10% of its net assets in securities issued by foreign companies, but currently limits such investments to 5% of its net assets;

(2)

 the Fund will not purchase or sell options, except the Fund has the power to use covered call options as a method to increase the income received from common stocks owned by the Fund. The Fund may sell (write) covered call options and purchase call options to close out call options previously written. The Fund currently does not write covered call options;

(1)

the Fund does not invest in preferred stock;

(2)

the Fund will not invest its net assets in warrants;

(3)

the Fund will not purchase "restricted securities" (those which are subject to legal or contractual restrictions on resale, including securities that may be sold pursuant to Rule 144A under the Securities Act of 1933).  Notwithstanding the foregoing, the Fund may invest up to 10% of its net assets in illiquid securities (excluding restricted securities) but currently has no intention to do so;

(4)

the Fund may not invest in a company to get control or manage it; and

(5)

under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of borrowing for investment purposes) in dividend paying companies. The Fund will not change this policy unless the Fund’s shareholders are provided with at least 60 days prior written notice.  The notice will be provided in a separate written document, containing the following, or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy".  The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund’s shareholders.

         If a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

         In addition to the foregoing, as described in the Fund's prospectus, the Fund may invest in the common stock of companies that have issued debt securities or borrowed money from banks, provided the company's debt represents no more than 33% of its 12-month average market capitalization.  In addition to the foregoing restriction, the Fund will also write a letter to the company explaining that it is not in agreement with the company's debt financing policy.

Foreign Securities

         The Fund may invest up to 10% of its net assets in equity securities issued by foreign companies, but currently limits such investments to 5% of its net assets. The Fund currently intends to invest only in dollar-denominated foreign securities available for trading and settlement in the U.S., primarily in American Depository Receipts (ADRs) for foreign securities. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars. Foreign investment presents risks beyond those of securities of U.S. issuers.  Such risks include political or economic instability, changes in foreign currency exchange rates, different accounting methods, restrictions of the withdrawal of investments, tax withholding on dividends, and less publicly available information.  ADRs do not eliminate all the risk inherent in investing in foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund avoids currency risks during the settlement period. The above investment policy may be changed by the Fund's Board of Trustees, without a shareholder vote.

Real Estate Risk.  The Fund may invest in real estate investment trusts (REITs).  Because the Fund invests in securities of companies engaged in the real estate industry, the Fund is vulnerable to changes in real estate values or economic downturns and is subject to risks associated with real estate, such as liquidity risk, extended vacancy, development delays, environmental issues, tenant bankruptcies or changes in property taxes, interest rates and tax and regulatory requirements.  In addition, the value of a real estate investment trust (REIT) can depend on the structure of the REIT and cash flow generated by the REIT.

The prices of securities issued by companies engaged in the real estate industry may change in response to interest rate changes.  At times, when interest rates go up, the value of securities issued by companies in the real estate industry goes down.

If the Fund focuses its real estate related investments in a geographic area or in a property type, the Fund will be particularly subject to the risks associated with that geographic area or property type.

TRUSTEES AND EXECUTIVE OFFICERS

The Board of Trustees supervises the business activities of Azzad Funds (the "Company").  Each Trustee shall hold office until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed.

The following table contains information concerning each officer of the Company and each trustee of the Company who is an "interested person" of the Company, as defined in the 1940 Act.  Mr. Khan is an "interested person" because he is an officer of the Company.  Mr. Qasem is an "interested person" because he is an officer of the Company and an officer of the Adviser.

Name, Address And Age	Positions Held With the Company	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Qamaruddin Ali Yar Khan 19 West Fullerton Ave. Glendale Heights, IL 60139 Year of Birth: 1943	Chairman, President and Trustee	Since 1996	Vice-President of Finance, Sonoscan, Inc. (manufacturer of ultrasonic testing equipment)(February 2001 to present); Controller, Sonoscan, Inc., (1991 to February 2001); President and Director of Income Achievers, Inc. (January 1995 to April 2002)	2	None
Bashar Qasem 3130 Fairview Park Drive Suite 130 Falls Church, VA 22402 Year of Birth: 1964	Treasurer and Trustee	Since 2001	President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management LLC (investment adviser) (1997 to 1999); Chief Executive Officer of Ideal Network Systems (computers)(1992 to 1997)	2	None

The following table provides information regarding each trustee who is not an "interested person" of the Company, as defined in the 1940 Act.

Name, Address And Age	Positions Held With the Company	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Syed Shamshad Husain 1046 Longford Road Bartlett, IL 60103 Year of Birth: 1936	Trustee	Since 2000	Managing Director of IQRA International Education Foundation (publisher of Islamic religious books) (1995 to present)	2	Iqra’ International Educational Foundation; Muslim Society, Inc.; Council of Islamic Organizations of Greater Chicago
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Year of Birth: 1948	Trustee	Since 2000	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)	2	Muslim Society, Inc.
Mohammad Abdul-Aleem 5845 Doverwood Drive #107 Culver City, CA 90230 Year of Birth: 1958	Trustee	Since 2001	CEO of Tjara Networks, Inc. (Architects of IslamiaCity.com) (2000 to present); President, Human Assistance and Development International (a non-profit organization working in the field of long-term development for the disadvantaged) (1990 to present); Project Management Systems Analyst, TRW Space and Defense (1987 to present)	2	Human Assistance & Development International; Tjara Networks, Inc.; New Horizon School Los Angeles

Although the Board of Trustees has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Company, no Executive Committee has been established at this time.

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On September 20, 2001, the Company formed an audit committee consisting of Mr. Husain and Mr. Khan.  The audit committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees.  The audit committee held no meetings during the fiscal year ended June 30, 2002.

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The following table provides information regarding shares of and other portfolios of the Company owned by each Trustee as of December 31, 2001:

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Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee Within the Azzad Family of Funds

Qamaruddin Ali Yar Khan	$10,001-$50,000	$10,001-$50,000
Bashar Qasem	None	None
Syed Shamshad Husain	$10,001-$50,000	$10,001-$50,000
Syed K. Raheemullah	$1-$10,000	$1-$10,000
Mohammad Abdul-Aleem	None	None

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For their service as Trustees of the Company, the Trustees who are not “interested persons” are entitled to receive from the Company an aggregate fee of $400 per year, and $100 per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled board meeting is held and $50 per day plus expenses for attendance by telephone at a meeting held on each day on which no regular board meeting is held.  None of the executive officers receives compensation from the Company. The Fund will pay a pro rata portion of the fees and expenses payable to the Trustees who are not “interested persons,” based on the net assets of the Fund and the other series of the Company.

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The following table sets forth the compensation received by each Trustee who is not designated as an “interested person” during the Fund's fiscal year ended June 30, 2002.  The "interested persons" who serve as Trustees of the Company receive no compensation for their service as trustees.

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NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM THE COMPANY	TOTAL COMPENSATION FROM THE COMPANY AND FUND COMPLEX
Syed Shamshad Husain	$0	$0
Syed K. Raheemullah	$0	$0
Mohammad Abdul-Aleem	$0	$0

The Fund is a single series of Azzad Funds.  Azzad Funds currently has two series, each of which is responsible for payment of its pro rata share of any compensation paid to the Disinterested Trustees by the Company.

AZZAD SHARI`AH SUPERVISORY BOARD

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         To ensure that the investment policies and general business practices of the Fund comply with the precepts of Shari`ah law, the investment adviser has convened an independent Shari`ah Supervisory Board to supervise and review Fund policies and procedures. On a bi-annual basis, the Shari`ah Supervisory Board monitors the Fund's investment activities and reviews the Fund's management and compliance procedures based on Islamic financial law (fiqh al mu`amalat) and current Shari`ah scholarship, interpretations, and practices.  The Shari`ah Supervisory Board also meets annually for a more comprehensive review and reports on the results of their findings annually in a report to the Board of Trustees of the Fund. The Shari`ah Supervisory Board also has primary responsibility for overseeing the Adviser’s methodology in connection with the purification of interest income (RIBA).

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         The Shari`ah Supervisory Board is comprised of three renowned Shari`ah scholars versed in modern investment disciplines. The Board is chaired by Shaykh Yusuf Talal DeLorenzo of the United States of America and also includes Shaykh Dr. Mohamed Ali EL-Gari of the Kingdom of Saudi Arabia and Shaykh Nizam Yaquby of Bahrain. Additional biographical information on each Azzad Shari`ah Board member is provided below:

Shaykh Yusuf Talal DeLorenzo

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As a member of the Shari`ah Supervisory Boards of Islamic financial enterprises in the Middle East, Africa, Europe and North America, Shaykh Yusef Talal DeLorenzo is considered a leading authority on Islamic finance in the world today. In 1999, he was named “Shaykh of Wall Street” by a prominent American periodical.  His translations of works on Islamic law from Arabic, Persian and Urdu number nearly twenty; and he continues to publish his work in journals and make presentations at international forums.  He is the author of a three-volume Compendium of Legal Rulings on the Operations of Islamic Investing for the Dow Jones Interactive University.  Shaykh DeLorenzo taught Shari`ah sciences for many years at the university level in Sri Lanka, the United States and Pakistan, where he also served as Advisor to the Federal Government.

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Shaykh Dr. Mohamed Ali Eligari

Dr. Mohamed Ali EL-Gari is the director of Saudi Arabia the Center for Research in Islamic      Economics at King Abdulaziz University in Jeddah. He is also a member of the OIC Fiqh Council. Dr. EL-Gari serves as a consultant to Islamic banks and has served on the consulting committee that counseled the Government of Pakistan on the Islamization of its banking system. Dr. EL-Gari holds a Ph.D. in Economics from the University of California.

Shaykh Nizam Yaquby

Shaykh Nizam Yaquby is a renowned Shari'ah scholar and advisor to numerous Islamic banks and companies, including Abu Dhabi Islamic Bank, Islamic Investment Company of the Gulf, Bahrain and the Arab Islamic Bank, Bahrain.  He pursued traditional Islamic studies in Mecca, India and Morocco under  the guidance of eminent Islamic scholars, including Shaykh Abdullah Al-Farisi and Shaykh Muhammad Salah Al-Abbasi. He holds a B.A. in Economics  and Comparative Religion from McGill University, Toronto. He is a Ph.D. candidate in Islamic Law at the University of Wales. Shaykh Yaquby has published several books on Islam law and is a frequent speaker at Islamic conferences.

INVESTMENT ADVISORY AND OTHER SERVICES

The investment adviser for the Fund is Azzad Asset Management, Inc. (the "Adviser"). The address of the Adviser is 3130 Fairview Park Drive, Suite 130, Falls Church, Virginia 22402. The Adviser can also be contacted by telephone at (703) 207-7005.

As of May 1, 2002, Messrs. Ziad Al-Bassam (25%), Bashar Qasem (30%), and Khalid Zainy (20%) may be deemed to control the Adviser as a result of their respective ownership interest in the Adviser.

The Adviser currently serves as the investment advisor pursuant to an Advisory Agreement dated August 8, 2002.  The Adviser receives for its services to the Fund a management fee, at an annual rate of 1.00% of the average daily net assets of the Fund.  The Adviser has agreed to waive all or a portion of its fee or reimburse the Fund for operating expenses, to the extent necessary to limit the Fund’s total annual operating expenses to 2.25% of average daily net assets.  “Operating expenses,” for purposes of the expense cap agreement, excludes brokerage costs, interest, taxes, litigation, and other extraordinary expenses.

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For the period July 01, 2001 to June 30, 2002 Azzad Asset Management waived all management fees, totaling $2,220.  Therefore, during this period the Fund paid Azzad Asset Management $0 in management fees.

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The Advisory Agreement will continue in effect for an initial term of two years, and from year to year thereafter, if such continuance is approved at least annually in accordance with the requirements of the Investment Company Act as now in effect or as hereafter amended.  The Investment Advisory Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time, without penalty, by the Board of Trustees of the Company or by vote of a majority of the Fund's outstanding voting securities upon 60 days' written notice to the Adviser.

Under the Advisory Agreement, the Adviser provides the Fund with advice and assistance in the acquisition and disposition of the Fund's investments. All investment decisions are subject to review by the Board of Trustees of the Company and the Shari`ah Supervisory Board. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers of the Company or the Fund.

The same security may be suitable for the Fund or other accounts managed by the Adviser and Sub-Adviser. If and when the Fund or two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund or account. The simultaneous purchase or sale of the same securities by the Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

The Sub-Adviser

Wright Investors’ Service, Inc. (“Wright”) (the “Sub-Adviser), 440 Wheelers Farms Road, Milford, Connecticut, 06460 serves as the investment sub-adviser to the Fund pursuant to a Sub-Advisory Agreement dated August 8, 2002.  Wright is a Connecticut corporation and is a wholly owned subsidiary of The Winthrop Corporation, also a Connecticut corporation and also located at 440 Wheelers Farms Road, Milford, Connecticut, 06460.  The Sub-Advisory Agreement will continue in effect for an initial term of two years, and from year to year thereafter, if such continuance is approved at least annually in accordance with the requirements of the Investment Company Act as now in effect or as hereafter amended. Under the Sub-Advisory Agreement, Wright provides portfolio management services to the Fund.  Wright receives a fee from the Adviser (not the Fund) equal to an annual rate of 0.30% of the Fund’s average daily net assets, with a minimum payment of $1,250 per month.

Subject always to the control of the Adviser and the Board of Trustees, the Sub-Adviser, at its expense, furnishes continuously an investment program for the Fund.  The Sub-Adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto.  The Sub-Adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the Fund.  The Sub-Adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request.  The Adviser provides the Sub-Adviser with unlimited access and usage to all software licenses and updates/upgrades required by the Sub-Adviser to perform its duties, including, without limitation, the Dow Jones Islamic Market Index License and the Investment Shari-A Filtering Application.  The Adviser pays for all database information feeds necessary to operate all software applications.  The Sub-Adviser pays all other expenses incurred by it in connection with its activities under the sub-advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for the Fund.

Approval of Agreements

The Sub-Advisory Agreement and the Advisory Agreement were approved by the affirmative vote of a “majority of the outstanding voting securities” of the Fund on August 5, 2002.  At a meeting of the Board of Trustees held on July 2, 2002, the Board reviewed materials provided by the Adviser and Wright, including a description of their respective organizations, biographical information on their management personnel, and performance information.  In considering adoption of the Advisory Agreement and the Sub-Advisory Agreement, the Board of Trustees of the Fund considered, among other things, the following factors:  (1) the nature, quality and scope of services to be provided by the Adviser and Wright to the Fund; (2) the Adviser’s and Wright’s capacity to provide the advisory services to be performed; (3) the fairness of all the contract terms; (4) the Fund’s performance; (5) the existence of any “fall out” benefits to the Adviser or Wright; including research services provided to Wright by brokers in exchange for trades placed with the broker; and (6) the comparison of the advisory fees to those of similar funds.

In reviewing the Advisory Agreement and the Sub-Advisory Agreement, the Board considered that the Advisory Agreement has the same advisory fees as the previous advisory agreement, and noted that the Sub-Advisory Agreement has the same sub-advisory fee as the previous sub-advisory agreement.  The Board also considered that the Adviser recommended Wright to be the sub-adviser to the Fund, subject to shareholders’ approval, and noted that Wright has sufficient professional resources and experience managing mid-cap and large-cap equity portfolios according to the Shari’ah-based principles that the Fund is using.  The Board also considered that the Fund would have access to a highly qualified team of portfolio managers.  The Board obtained assurances from the representatives of the Adviser and Wright that the Adviser and Wright would provide advisory and other services to the Fund of a scope and quality at least equivalent, in the Board’s judgment, to the scope and quality of services currently provided to the Fund.  On the basis of the foregoing, the Board approved, and recommended that shareholders approve, the Advisory Agreement and the Sub-Advisory Agreement.

PRINCIPAL SHAREHOLDERS

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As of September 30, 2002, the following persons were known by the Fund to be record and beneficial owners of five percent or more of the outstanding stock of the Fund:

Name and Address of Record Owner	Number of Shares	Percent of Fund’s Outstanding Shares
Nafees U. Ahmed 05640 Meyers Road Lombard, IL 60148	8,015.470	19.18%
Syed Shamshad Husain 1046 Longford Road Bartlett, IL 60103	3,341.575	8.00%
Zafar Abulhassan Ansari, R/O IRA 4008 Belle River Terrace Alexandria, VA 22309	2,228.398	5.33%
Nafees U. Ahmed, SEP IRA 05640 Meyers Rd. Lombard, IL 60148	8,015.470	19.18%

As of September 30, 2002, the officers and Trustees of the Company and the Adviser, as a group, owned 10.15 % of the outstanding shares of the Fund.

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CODE OF ETHICS

Personnel of the Adviser may invest in securities for their own account pursuant to a Code of Ethics which has been adopted by the Fund and the Adviser that sets forth all employees' fiduciary responsibilities regarding the Fund, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by the Fund and on short-term trading have been adopted.

Personnel of the Distributor may invest in securities for their own account pursuant to a Code of Ethics, which has been approved by the Fund and adopted by the Distributor.  The Distributor’s Code of Ethics establishes procedures for personal investment and restricts certain transactions.  For example, restrictions have been placed on personal investing in securities that may be purchased by the Fund.

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TRANSFER AGENT

Mutual Shareholder Services, LLC. (“MSS”), 8869 Brecksville Rd, Suite 408, Brecksville, OH 44141-1939, pursuant to a Fund Accounting Agreement and Transfer Agency Agreement dated November 1, 2002 provides transfer agency, dividend disbursing and accounting services to the Fund.  MSS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  In addition, MSS provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services.

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CUSTODIAN

         Union Bank of California, N.A. serves as custodian for the Fund's cash and securities (the "Custodian"). Pursuant to a Custodian Agreement, it is responsible for maintaining the books and records of the Fund's portfolio securities and cash.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

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DISTRIBUTOR

Pursuant to a Distribution Agreement dated November 1, 2002, Lloyd, Scott & Valenti, Ltd., serves as distributor of the Fund’s shares

CFS Distributors served as distributor of the Fund’s shares from November 1, 2001 until October 31, 2002.  For the period July 11, 2000 (commencement of operations) to October 31, 2001, Income Achievers served as distributor of the Fund’s shares.

         For the period July 11, 2000 (commencement of operations) to June 30, 2001, the Fund paid Income Achievers $0 in distribution fees.

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SHAREHOLDER SERVICING AND DISTRIBUTION PLAN

       The Fund has adopted a Distribution and Service Plan (the "Plan"), which was reviewed and approved by a majority of the disinterested Trustees of the Company, pursuant to Rule 12b-1 under the Act (the "Rule").  The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule.  The Plan provides that the Fund will compensate the Distributor for certain expenses and costs incurred in connection with providing marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts, to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ("shareholder servicing") and financial institutions with which it has written agreements and whose clients are Fund shareholders (each a "broker-dealer") for providing distribution assistance and promotional support to the Fund, which is subject to a maximum of 0.25% per annum of the Fund's average daily net assets.  Fees paid under the Plan may not be waived for individual shareholders.

       Each shareholder servicing agent and broker-dealer will, as agent for its customers, among other things: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of each may be effected and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnish quarterly and year-end statements and confirmations within five business days after activity in the account; transmit to shareholders of the Fund proxy statements, annual reports, updated prospectuses and other communications; receive, tabulate and transmit proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as either the Fund or a shareholder thereof may request.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than realized by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

       In accordance with the Rule, the Plan provides that all written agreements relating to the Plan must be in a form satisfactory to the Board of Trustees. In addition, the Plan requires the Fund to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made for review by the Board of Trustees.

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         For the period July 1, 2001 to June 30, 2002, the following expenses were paid pursuant to the plan:

--------------------------------------------------------------------------------

Advertising

$ 0

--------------------------------------------------------------------------------

Printing and Mailing of Prospectuses to Other than

Current Shareholders

$ 0

--------------------------------------------------------------------------------

Compensation to Distributors

$ 0

--------------------------------------------------------------------------------

Compensation to Broker Dealers

$ 0

--------------------------------------------------------------------------------

Compensation to Sales Personnel

$ 0

--------------------------------------------------------------------------------

Interest, Carrying or other Financing Charges                 $ 0

--------------------------------------------------------------------------------

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OTHER EXPENSES

The Fund pays certain operating expenses that are not assumed by the Adviser, the Administrator or any of their respective affiliates. These expenses, together with fees paid to the Adviser, the Administrator and the Transfer Agent, are deducted from the income of the Fund, respectively, before dividends are paid. These expenses include, but are not limited to, organizational costs and expenses of officers and Trustees who are not affiliated with the Adviser, the Administrator or any of their respective affiliates, taxes, interest, legal fees, custodian fees, audit fees, brokerage fees and commissions, fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and various state securities laws, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations.

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         The Fund's assets are invested by the Adviser in a manner consistent with its investment objective, policies, and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.  The brokerage policies and procedures described in this section apply to the Sub-Adviser as well as the Adviser, and references in this section to “Adviser” apply to the Sub-Adviser.

         U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

         In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser and the Sub-Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Trustees may issue from time to time. The Adviser and the Sub-Adviser will select broker-dealers, including the Distributor, to execute portfolio transactions on behalf of the Fund primarily on the basis of best price and execution.

         Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Adviser. Where the services referred to above are not used exclusively by the Adviser for research purposes, the Adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Adviser and its affiliates in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

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During the period from July 1, 2001 to June 30, 2002, the Fund paid $125.00 in brokerage commissions.  During the period July 11, 2000 (commencement of operations) to June 30, 2001, the Fund paid $10,711.00 in brokerage commissions.

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TAXATION

         The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. By so qualifying, the Fund will not incur federal income or state taxes on its net investment income and on net realized capital gains to the extent distributed as dividends to shareholders.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

         Under the Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal and state tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from the Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time Fund shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from the Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by the Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

         Distributions paid by the Fund from net long-term capital gains (excess of long-term capital gains over long-term capital losses), if any, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. Distributions paid by the Fund from net short-term capital gains (excess of short-term capital gains over short-term capital losses), if any, whether received in cash or reinvested in additional shares are taxable as ordinary income. Capital gains distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. Realized capital gains are not expected to be a predictable part of the Fund's investment return.

         Any redemption of the Fund shares is a taxable event and may result in a capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares.

         Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes.

         Ordinarily, distributions and redemption proceeds paid to Fund shareholders are not subject to withholding of federal income tax. However, 31% of the Fund's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

         The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences. To determine whether the Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor.

PURCHASE OF SHARES

         Shares of the Fund may be purchased at the net asset value per share (plus the up-front sales load described in the prospectus) next determined after receipt of an order by the Fund's Distributor in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Fund. The Fund's minimum initial investment is $1,000 and the minimum subsequent investment is $50.

Purchases at Net Asset Value

Purchases of shares of the Fund may be effected at net asset value for the benefit of the clients and registered representatives of broker-dealers and registered investment advisers affiliated with a broker-dealer, if such broker-dealer or investment adviser has entered into an agreement with the Fund's distributor providing specifically for the purchase of Fund shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Non-profit organizations and current and retired Trustees and officers of the Company, current and retired employees of the Adviser and such persons' spouses and children may also purchase shares of the Fund at net asset value.

DIVIDENDS AND DISTRIBUTIONS

         Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for the Fund, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration.

         Distributions are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

NET ASSET VALUE

         The method for determining the Fund's net asset value is summarized in the Prospectus in the text following the heading "When and How NAV is Determined."  The net asset value of the Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

PERFORMANCE COMPARISONS

         Total return quoted in advertising and sales literature reflects all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value during the period.

The Fund may periodically advertise “average annual total return,” “average annual total return after taxes on distributions,” and “average annual total return after taxes on distributions and redemption.”  “Average annual total return,” as defined by the Securities and Exchange Commission (“SEC”), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n=ERV

Where:

P

=

a hypothetical $1,000

T

=

average annual total return

n

=

number of years

ERV    =

ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

“Average annual total return after taxes on distributions,” as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVD

Where:

P

=

a hypothetical $1,000 initial investment

T

=

average annual total return (after taxes on distributions)

n

=

number of years

ATVD

ending value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

“Average annual total return after taxes on distributions and redemption,” as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVDR

Where:

P

=

a hypothetical $1,000 initial investment

T

=

average annual total return (after taxes on distributions and redemption)

n

=

number of years

ATVDR

ending value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

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The following table provides information regarding the Azzad Ethical Income Fund's performance (for the periods ended June 30, 2002):

AZZAD ETHICAL INCOME FUND
	1 Year	Since Inception*
Average Annual Total Return	(13.05%)	(33.06%)
Average Annual Total Return After Taxes on Distributions	(13.05%)	(33.06%)
Average Annual Total Return After Taxes on Distributions and Redemption	(7.95%)	(25.30%)

*July 11, 2000

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         In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Performance information may be quoted numerically or in a table, graph, or similar illustration.

         The Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

         The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

         Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

         Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.  The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

         CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

         Independent publications may also evaluate the Fund's performance. The Fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

REDEMPTION OF SHARES

         Redemption of shares, or payment for redemptions, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

         Shareholders who purchased shares through a broker-dealer other than the Distributor may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the Prospectus. To be considered in "good order", written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $50,000 or more or redemption proceeds are to be paid by someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record.

Share purchases and redemptions are governed by Massachusetts law.

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INDEPENDENT PUBLIC ACCOUNTANTS

Tait, Weller & Baker, 8 Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103 has been selected to serve as independent auditors for the Fund.  Tait, Weller & Baker performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

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OTHER INFORMATION

The Adviser has been continuously registered with the Securities Exchange Commission (SEC) under the 1940 Act since August 21, 2000. The Company has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of the Fund or the Adviser by the SEC.

 For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

Organization

         The Fund is a series of the Company, an open-end diversified management investment company under the Investment Company Act of 1940. The Company was organized as a Massachusetts business on December 23, 1996 and the Fund began operating on July 11, 2000.  Prior to August 2001, the Fund was known as Islamia Income Fund and the Company was known as the Islamia Group of Funds.  The Board of Trustees of the Company is authorized to issue an unlimited number of shares in one or more series or "Funds," which may be divided into classes of shares. Currently, there are two series authorized and outstanding.  Each series has only one class of shares.

Each share of the Fund has equal rights as to voting, redemption, dividends, and liquidation as the other shares of the Fund. There are no conversion, preemptive or other subscription rights. The Board of Trustees has the right to establish additional series in the future, to change those series and to determine the preferences, voting powers, rights and privileges thereof.

         In the interest of economy and convenience, certificates representing shares purchased will not be ordinarily issued. The investor, however, will have the same rights of ownership with respect to such shares as if certificates had been issued.

         The Company is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.

         Under the Declaration of Trust of the Company, the Company or any series of the Company (including the Fund) may be terminated at any time by the Trustees by written notice to the shareholders of the Company, or such series as the case may be, without a vote of the shareholders of the Company, or of such series, or the Company or any series of the Company may be terminated by the affirmative vote of the shareholders in accordance with provisions of the Declaration of Trust.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Company contains an express disclaimer of shareholder liability for acts or obligations of the Company and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Company or the Trustees. The Company's Declaration of Trust further provides for indemnification out of the assets and property of the Company for all loss and expense of any shareholder held personally liable for the obligations of the Company. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Company or Fund itself was unable to meet its obligations. The Company believes the likelihood of the occurrence of these circumstances is remote.

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FINANCIAL STATEMENTS

The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the period ended June 30, 2002.  The Trust will provide the Annual Report without charge by calling the Fund at 1-888-350-3369.

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AZZAD/DOW JONES ETHICAL MARKET FUND

(AN ENHANCED INDEX MUTUAL FUND BASED ON THE EXTRA LIQUID VERSION OF THE DOW JONES ISLAMIC MARKET INDEX)

STATEMENT OF ADDITIONAL INFORMATION

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November 1, 2002

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AZZAD FUNDS

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This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Fund's Prospectus dated November 1, 2002. Copies of the Prospectus may be obtained from the Fund by writing the Fund's Administrator, Mutual Shareholder Services, LLC., 8869 Brecksville Rd, Suite 408, Brecksville, OH 441411-1939, or by calling 1-888-350-3369 or 1-440-922-0066.

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INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS……………………………4

TRUSTEES AND EXECUTIVE OFFICERS………………………………………………….7

INVESTMENT ADVISORY AND OTHER SERVICES……………………………………..11

PRINCIPAL SHAREHOLDERS………………………………………………………………13

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CODE OF ETHICS…………………………………………………………………………….14

ADMINISTRATOR……………………………………………………………………………14

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CUSTODIAN…………………………………………………………………………………..14

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE…………………16

TAXATION…………………………………………………………………………………….17

PURCHASE OF SHARES……………………………………………………………………..18

DIVIDENDS AND DISTRIBUTIONS………………………………………………………...18

NET ASSET VALUE…………………………………………………………………………..19

PERFORMANCE COMPARISONS…………………………………………………………...19

REDEMPTION OF SHARES…………………………………………………………………..21

INDEPENDENT ACCOUNTANTS……………………………………………………………22

OTHER INFORMATION:……………………………………………………………………...22

FINANCIAL STATEMENTS…………………………………………………………………..23

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

"Adviser" means Azzad Asset Management, Inc.

"Board" means the Board of Trustees of the Company.

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"Mutual Shareholder Services" means Mutual Shareholder Services, LLC., the administrator, fund accountant, and transfer and distribution-disbursing agent of the Fund.

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"Code" means the Internal Revenue Code of 1986, as amended.

"Company" means Azzad Funds, a Massachusetts business trust that is registered with the SEC as an open-end, management investment company, commonly referred to as a "mutual fund."

"Custodian" means the custodian of the Fund's assets.

"Fund" means the Azzad/Dow Jones Ethical Market Fund, a separate series of the Company.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

         The Fund's primary investment objective is to provide investors with annual returns which, after expenses, match or exceed the annualized performance of the U.S. component stocks of the Dow Jones Islamic Market Extra Liquid Index (the "Index")4, a sub-index of the Dow Jones Islamic Market Index ("DJIM"). The DJIM is a globally diversified compilation of common stocks considered by Dow Jones' Shari`ah Supervisory Board to be compliant with Shari`ah law.

         The Fund seeks to achieve its investment objective by investing substantially all of its net assets in the U.S. component stocks of the IMXL, an unmanaged index that tracks the 100 most liquid U.S. and non-U.S. securities listed on the DJIM. The investment adviser seeks to achieve and maintain a correlation between the Fund's investment portfolio and the U.S. component stocks of the IMXL of at least 0.95, after expenses. A correlation of 1.00 would mean that the Fund and U.S. component stocks of the IMXL were perfectly correlated.

         The investment adviser will allocate 75% of the Fund's net assets among the U.S. component stocks of the IMXL according to the weightings assigned to such securities in the IMXL (after adjustment to reflect the exclusion of all non-U.S. component stocks). The investment adviser seeks to enhance the Fund's performance by investing up to 25% of the Fund's net assets in the top 10 U.S. component securities of the IMXL that have the highest current dividend yield.  The percentage of the Fund's investments in each of these securities is weighted according to dividend yield so that a greater portion of the allocation is invested in the stocks with the highest dividend yield.

         ETHICAL INVESTING - COMPLIANCE WITH SHARI`AH LAW

         The Fund is designed to provide investors with an ethical investment alternative that is consistent with the body of Islamic laws known as Shari`ah.  Generally, Shari`ah requires that investors share in profit and loss, that they receive no usury or interest income (RIBA), and that they do not invest in a business that is not permitted under Islamic principles. All component stocks of the DJIM are carefully screened for compliance with the principles of Shari`ah law and approved for inclusion in the DJIM by the Dow Jones Shari`ah Supervisory Board. Accordingly, since the IMXL is a sub-index of the DJIM, each component stock of the IMXL has been approved by Dow Jones' Shari`ah Supervisory Board by virtue of its inclusion in the DJIM and are deemed eligible for investment by the Fund.

         Dow Jones' selection process for Shari`ah compliant stocks begins by excluding those firms who do not meet specific business line and financial requirements. Specifically, Dow Jones excludes firms whose products or services include:

Alcohol

Pork related products

Conventional financial services (banking, insurance, etc.)

Entertainment (hotels, casinos/gambling, cinema, pornography, music, etc.)

Tobacco

Defense

         These incompatible lines of business are removed from the "universe" of stocks considered for the DJIM and IMXL. After removing companies with unacceptable primary business activities, the remaining universe is tested by three financial-ratio "filters". The purpose is to remove companies with unacceptable financial ratios.

The filters exclude companies if:

--Total debt divided by trailing 12-month average market capitalization is greater than or equal to 33%.(Note: total debt = short term debt + current portion of long-term debt + long-term debt).

-- Accounts receivables divided by total assets is greater than or equal to 45%. (Note: accounts receivables = current receivables + long-term receivables).

-- The sum of cash and interest bearing securities divided by trailing 12-month average market capitalization is greater than or equal to 33%.

         Companies that pass these screens are included in the DJIM investable universe, from which IMXL component stocks are selected.

TEMPORARY DEFENSIVE STRATEGY

         During uncertain market, economic, political or other unfavorable conditions, the Fund may adopt a temporary defensive position. Under these circumstances, the Fund may hold a substantial portion of its assets in non-interest bearing cash accounts in accordance with policies and procedures established by the Shari`ah Supervisory Board. During these periods, the Fund may not achieve its investment objective.

INVESTMENT POLICIES AND ASSOCIATED RISKS

            The following discussion supplements the disclosure in the prospectus about the Fund's investment techniques, strategies and risks. The Fund is designed for investment of that portion of an investor's funds which can appropriately bear the special risks associated with certain types of investments (e.g., investments in common stocks pursuant to an enhanced indexed-oriented investment strategy consistent with the body of Islamic laws known as Shari`ah). Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Directors. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund can give no assurance that its investment objective will be achieved.

RISKS OF INVESTING IN PORTFOLIO SECURITIES

         The Fund will invest solely in the U.S. component securities of the Dow Jones Islamic Market Extra Liquid Index which are all common stocks. The Fund will not invest in any other type of equity security. Common stock represents the residual ownership interest in an issuer and is entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied.

         An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the general condition of the stock market may deteriorate. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value according to various unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic and banking crises. In addition to the general risks and considerations of equity investing, the Fund is subject to the specific risks associated with the specific investments discussed below.

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund is operated under the following investment restrictions, which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Fund. As used in this Statement of Additional Information, the term "majority of the outstanding voting securities" as defined in the 1940 Act currently means the vote of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting securities, whichever is less.

The Fund may not:

(1) Borrow money or pledge its assets except that, in an amount not to exceed 1/3 of the current value of its net assets and in a manner not to contravene the policies and procedures of Islamic Shari'ah principles, it may borrow money as a temporary measure for extraordinary or emergency purposes, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings. (It is intended that money will be borrowed only from banks and only to accommodate requests for the redemption of Fund shares, while effecting an orderly liquidation of investment portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations.)

(2) Earn interest on its capital except as permitted by the policies and procedures established by the Shari`ah Supervisory Board;

(3) Purchase any security which is not included in the U.S. component of the Dow Jones Islamic Market Extra Liquid Index;

(4) Hold uninvested cash in interest bearing deposits or invest such uninvested cash in a manner that would not be in compliance with Shari'ah law principles;

(5) Acquire the securities of one issuer if upon such purchase the value of the Fund's holdings of such securities would exceed 10% of its net assets;

(6) Invest in fixed income investments, except as permitted by the policies and procedures established by the Shari`ah Supervisory Board;

(7) Underwrite securities issued by other persons except insofar as it may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling a portfolio security;

(8) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities is reserved);

(9) Concentrate its investments in any particular industry; provided, however, if the U.S. component of the Dow Jones Islamic Market Extra Liquid Index concentrates in any industry, such concentration in that industry will also be reflected in the Fund's investment portfolio;

(10) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder or if such issuance is prohibited by Shari'ah law; or

(11) make loans.

            Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

TRUSTEES AND EXECUTIVE OFFICERS

The Board of Trustees supervises the business activities of Azzad Funds (the "Company").  Each Trustee shall hold office until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed.

The following table contains information concerning each officer of the Company and each trustee of the Company who is an "interested person" of the Company, as defined in the 1940 Act.  Mr. Khan is an "interested person" because he is an officer of the Company.  Mr. Qasem is an "interested person" because he is an officer of the Company and an officer of the Adviser.

Name, Address And Age	Positions Held With the Company	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Qamaruddin Ali Yar Khan 19 West Fullerton Ave. Glendale Heights, IL 60139 Year of Birth: 1943	Chairman, President and Trustee	Since 1996	Vice-President of Finance, Sonoscan, Inc. (manufacturer of ultrasonic testing equipment)(February 2001 to present); Controller, Sonoscan, Inc., (1991 to February 2001); President and Director of Income Achievers, Inc. (January 1995 to April 2002)	2	None
Bashar Qasem 3130 Fairview Park Drive Suite 130 Falls Church, VA 22402 Year of Birth: 1964	Treasurer and Trustee	Since 2001	President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management LLC (investment adviser) (1997 to 1999); Chief Executive Officer of Ideal Network Systems (computers)(1992 to 1997)	2	None

The following table provides information regarding each trustee who is not an "interested person" of the Company, as defined in the 1940 Act.

Name, Address And Age	Positions Held With the Company	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Syed Shamshad Husain 1046 Longford Road Bartlett, IL 60103 Year of Birth: 1936	Trustee	Since 2000	Managing Director of IQRA International Education Foundation (publisher of Islamic religious books) (1995 to present)	2	Iqra’ International Educational Foundation; Muslim Society, Inc.; Council of Islamic Organizations of Greater Chicago
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Year of Birth: 1948	Trustee	Since 2000	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)	2	Muslim Society, Inc.
Mohammad Abdul-Aleem 5845 Doverwood Drive #107 Culver City, CA 90230 Year of Birth: 1958	Trustee	Since 2001	CEO of Tjara Networks, Inc. (Architects of IslamiaCity.com) (2000 to present); President, Human Assistance and Development International (a non-profit organization working in the field of long-term development for the disadvantaged) (1990 to present); Project Management Systems Analyst, TRW Space and Defense (1987 to present)	2	Human Assistance & Development International; Tjara Networks, Inc.; New Horizon School Los Angeles

Although the Board of Trustees has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Company, no Executive Committee has been established at this time.

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On September 20, 2001, the Company formed an audit committee consisting of Mr. Husain and Mr. Khan.  The audit committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees.  The audit committee held no meetings during the fiscal year ended June 30, 2002.

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         The following table provides information regarding shares of and other portfolios of the Company owned by each Trustee as of December 31, 2001:

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Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee Within the Azzad Family of Funds

Qamaruddin Ali Yar Khan	None	$10,001 - $50,000
Bashar Qasem	None	None
Syed Shamshad Husain	None	$10,001 - $50,000
Syed K. Raheemullah	None	$1 - $10,000
Mohammad Abdul-Aleem	None	None

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For their service as Trustees of the Company, the trustees who are not “interested persons” are entitled to receive from the Company an aggregate fee of $400 per year, and $100 per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled board meeting is held and $50 per day plus expenses for attendance by telephone at a meeting held on each day on which no regular board meeting is held.  None of the executive officers receives compensation from the Company. The Fund will pay a pro rata portion of the fees and expenses payable to the Trustees who are not “interested persons,” based on the net assets of the Fund and the other series of the Company.

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       The following table sets forth the compensation received by each Trustee who is not designated as an “interested person,” during the Fund's fiscal year ended June 30, 2002.  The "interested persons" who serve as Trustees of the Company receive no compensation for their service as trustees.

NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM THE COMPANY	TOTAL COMPENSATION FROM THE COMPANY AND FUND COMPLEX
Syed Shamshad Husain	$0	$0
Syed K. Raheemullah	$0	$0
Mohammad Abdul-Aleem	$0	$0
Daniel Abramson **	$0	$0
Philip A. Capalongo **	$0	$0
Anthony Hertl **	$0	$0

** Former board member under Questar.

As of September 30, 2002, the officers and trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund.


The Fund is a single series of the Company.  The Company currently has two series, each of which is responsible for payment of its pro rata share of any compensation paid to the Disinterested Trustees by the Company.

SHARI`AH SUPERVISORY BOARD

         To ensure that the investment policies and general business practices of the Fund comply with the precepts of Shria`ah law, the investment adviser has convened an independent Shari`ah Supervisory Board to supervise and review Fund policies and procedures (the "Shari`ah Supervisory Board"). On a bi-annual basis, the Shari`ah Supervisory Board monitors the Fund's investment activities and reviews the Fund's management and compliance procedures based on Islamic financial law (fiqh al mu`amalat) and current Shari`ah scholarship, interpretations, and practices. The Shari`ah Supervisory Board also meets annually for a more comprehensive review and reports on the results of their findings annually in a report to the Board of Trustees of the Fund. The Sharia`ah Supervisory Board also has primary responsibility for overseeing the Adviser’s methodology in connection with the purification of interest income (RIBA).

         The Shari`ah Supervisory Board is comprised of three renowned Shari`ah scholars versed in modern investment disciplines. The Board is chaired by Shaykh Yusuf Talal DeLorenzo of the United States of America and also includes Shaykh Dr. Mohamed Ali EL-Gari of the Kingdom of Saudi Arabia and Shaykh Nizam Yaquby of Bahrain. Additional biographical information on each Shari`ah Supervisory Board member is provided below:

Shaykh Yusuf Talal DeLorenzo

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As a member of the Shari`ah Supervisory Boards of Islamic financial enterprises in the Middle East, Africa, Europe and North America, Shaykh Yusef Talal DeLorenzo is considered a leading authority on Islamic finance in the world today. In 1999, he was named “Shaykh of Wall Street” by a prominent American periodical.  His translations of works on Islamic law from Arabic, Persian and Urdu number nearly twenty; and he continues to publish his work in journals and make presentations at international forums.  He is the author of a three-volume Compendium of Legal Rulings on the Operations of Islamic Investing for the Dow Jones Interactive University.  Shaykh DeLorenzo taught Shari`ah sciences for many years at the university level in Sri Lanka, the United States and Pakistan, where he also served as Advisor to the Federal Government.

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Shaykh Dr. Mohamed Ali Eligari

Dr. Mohamed Ali EL-Gari is the director of Saudi Arabia the Center for Research in Islamic Economics at King Abdulaziz University in Jeddah. He is also a member of the OIC Fiqh Council. Dr. EL-Gari serves as a consultant to Islamic banks and has served on the consulting committee that counseled the Government of Pakistan on the Islamization of its banking system. Dr. EL-Gari holds a Ph.D. in Economics from the University of California.

Shaykh Nizam Yaquby

Shaykh Nizam Yaquby is a renowned Shari'ah scholar and advisor to numerous Islamic banks and companies, including Abu Dhabi Islamic Bank, Islamic Investment Company of the Gulf, Bahrain and the Arab Islamic Bank, Bahrain. He pursued traditional Islamic studies in Mecca, India and Morocco under the guidance of eminent Islamic scholars, including Shaykh Abdullah Al-Farisi and Shaykh Muhammad Salah Al-Abbasi. He holds a B.A.in Economics and Comparative Religion from McGill University, Toronto. He is a Ph.D. candidate in Islamic Law at the University of Wales. Shaykh Yaquby has published several books on Islam law and is a frequent speaker at Islamic conferences.

INVESTMENT ADVISORY AND OTHER SERVICES

         The investment adviser for the Fund is Azzad Asset Management, Inc. (the "Adviser).  The address of the Adviser is 3130 Fairview Park Drive, Suite 130, Falls Church, Virginia 22402. The Adviser can also be contacted by telephone at (703) 207-7005.

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         As of September 30, 2002, Messrs. Ziad Al-Bassam (25%), Bashar Qasem (30%) and Khalid Zainy (20%) may be deemed to control the Adviser as a result of their respective ownership interest in the Adviser.

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         The Adviser currently serves as the investment advisor pursuant to an Advisory Agreement dated August 8, 2002.  The Adviser receives for its services to the Fund a management fee, at an annual rate of 1.00% of the average daily net assets of the Fund.  The Adviser has agreed to waive all or a portion of its fee or reimburse the Fund for operating expenses, to the extent necessary to limit the Fund’s total annual operating expenses to 2.25% of average daily net assets. “Operating expenses,” for purposes of the expense cap agreement, excludes brokerage costs, interest, taxes, litigation, and other extraordinary expenses.

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         For the period September 1, 2001 to June 30, 2002 the Adviser waived all management fees, totaling $800.00.  Therefore, during this period the Fund paid the Adviser $0 in management fees.

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The Advisory Agreement will continue in effect for an initial term of two years, and from year to year thereafter, if such continuance is approved at least annually in accordance with the requirements of the Investment Company Act as now in effect or as hereafter amended.  The Investment Advisory Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time, without penalty, by the Board of Trustees of the Company or by vote of a majority of the Fund's outstanding voting securities upon 60 days' written notice to the Adviser.

         Under the Advisory Agreement, the Adviser and the Sub-Adviser provide the Fund with advice and assistance in the acquisition and disposition of the Fund's investments. All investment decisions are subject to review by the Board of Trustees of the Company and the Shari`ah Supervisory Board. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers of the Company or the Fund.

         The same security may be suitable for the Fund or other accounts managed by the Adviser and Sub-Adviser. If and when the Fund or two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund or account. The simultaneous purchase or sale of the same securities by the Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

The Sub-Adviser

Wright Investors’ Service, Inc. (“Wright”) (the “Sub-Adviser), 440 Wheelers Farms Road, Milford, Connecticut, 06460 serves as the investment sub-adviser to the Fund pursuant to a Sub-Advisory Agreement dated August 8, 2002.  Wright is a Connecticut corporation and is a wholly owned subsidiary of The Winthrop Corporation, also a Connecticut corporation and also located at 440 Wheelers Farms Road, Milford, Connecticut 06460.  The Sub-Advisory Agreement will continue in effect for an initial term of two years, and from year to year thereafter, if such continuance is approved at least annually in accordance with the requirements of the Investment Company Act as now in effect or as hereafter amended. Under the Sub-Advisory agreement, Wright provides portfolio management services to the Fund.  Wright receives a fee from the Adviser (not the Fund) equal to an annual rate of 0.15% of the Fund’s average daily net assets, with a minimum payment of $417 per month.

Subject always to the control of the Adviser and the Board of Trustees, the Sub-Adviser, at its expense, furnishes continuously an investment program for the Fund.  The Sub-Adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto.  The Sub-Adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the Fund.  The Sub-Adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request.  The Adviser provides the Sub-Adviser with unlimited access and usage to all software licenses and updates/upgrades required by the Sub-Adviser to perform its duties, including, without limitation, the Dow Jones Islamic Market Index License and the Investment Shari-A Filtering Application.  The Adviser pays for all database information feeds necessary to operate all software applications.  The Sub-Adviser pays all other expenses incurred by it in connection with its activities under the Sub-Advisory Agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for the Fund.

Approval of Agreements

The Sub-Advisory Agreement and the Advisory Agreement were approved by the affirmative vote of a “majority of the outstanding voting securities” of the Fund on August 5, 2002.  At a meeting of the Board of Trustees held on July 2, 2002, the Board reviewed materials provided by the Adviser and Wright, including a description of their respective organizations, biographical information on their management personnel, and performance information.  In considering adoption of the Advisory Agreement and the Sub-Advisory Agreement, the Board of Trustees of the Fund considered, among other things, the following factors:  (1) the nature, quality and scope of services to be provided by the Adviser and Wright to the Fund; (2) the Adviser’s and Wright’s capacity to provide the advisory services to be performed; (3) the fairness of all the contract terms; (4) the Fund’s performance; (5) the existence of any “fall out” benefits to the Adviser or Wright; including research services provided to Wright by brokers in exchange for trades placed with the broker; and (6) the comparison of the advisory fees to those of similar funds.

In reviewing the Advisory Agreement and the Sub-Advisory Agreement, the Board considered that the Advisory Agreement has the same advisory fees as the previous advisory agreement, and noted that the Sub-Advisory Agreement has a lower sub-advisory fee that the previous sub-advisory agreement.  The Board also considered that the Adviser recommended Wright to be the sub-adviser to the Fund, subject to shareholders’ approval, and noted that Wright has sufficient professional resources and experience managing mid-cap and large-cap equity portfolios according to the Shari’ah-based principles that the Fund is using.  The Board also considered that the Fund would have access to a highly qualified team of portfolio managers.  The Board obtained assurances from the representatives of the Adviser and Wright that the Adviser and Wright would provide advisory and other services to the Fund of a scope and quality at least equivalent, in the Board’s judgment, to the scope and quality of services currently provided to the Fund.  On the basis of the foregoing, the Board approved, and recommended that shareholders approve, the Advisory Agreement and the Sub-Advisory Agreement.

PRINCIPAL SHAREHOLDERS

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As of September 30, 2002, the following persons were known by the Fund to be control persons of the Fund, based on their ownership of over 25% of the Fund’s outstanding shares:

Name and Address of Record Owner	Percentage of Fund’s Outstanding Shares
Sarah Mohammed Farlow, Trustee FBO Katie Ann Abeyta 1310 Joplin Street South Salem, OR 97302	40.42%

As of September 30, 2002, the following persons were known by the Fund to be record and beneficial owners of five percent or more of the outstanding stock of the Fund:

Name and Address of Record Owner	Number of Shares	Percent of Fund’s Outstanding Shares
Fahmi N. Qasem 2968 Nipper Way Fairfax, VA 22031	1,102.589	6.67%
Islam M Sheikh 15633 Mews Court Laurel, MD 20707	1,116.801	6.76%
Zafar Abulhassan Ansari 4008 Belle River Terr. Alexandria, VA 22309	1,404.661	8.50%
Srour Barmil 8313 Carnegie Drive Vienna, VA 22180	909.091	5.50%

As of September 30, 2002, the officers and Trustees of the Company and the Adviser, as a group, owned less than 1% of the outstanding shares of the Fund.


CODE OF ETHICS

Personnel of the Adviser may invest in securities for their own account pursuant to a Code of Ethics which has been adopted by the Fund and the Adviser that sets forth all employees' fiduciary responsibilities regarding the Fund, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by the Fund and on short-term trading have been adopted.

Personnel of the Distributor may invest in securities for their own account pursuant to a Code of Ethics that has been approved by the Fund and adopted by the Distributor.  The Distributor’s Code of Ethics establishes procedures for personal investment and restricts certain transactions.  For example, restrictions have been placed on personal investing in securities that may be purchased by the Fund.

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TRANSFER AGENT

Mutual Shareholder Services, LLC. (“MSS”), 8869 Brecksville Rd, Suite 408, Brecksville, OH 44141-1939, pursuant to a Fund Accounting Agreement and Transfer Agency Agreement dated November 1, 2002 provides transfer agency, dividend disbursing and accounting services to the Fund.  MSS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  In addition, MSS provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services.

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CUSTODIAN

Union Bank of California, N.A. serves as custodian for the Fund's cash and securities (the "Custodian"). Pursuant to a Custodian Agreement, it is responsible for maintaining the books and records of the Fund's portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

DISTRIBUTOR

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Pursuant to a Distribution Agreement dated November 1, 2002, Lloyd, Scott & Valenti, Ltd., serves as distributor of the Fund’s shares.  CFS Distributors served as distributor of the Fund’s shares from November 1, 2001 until October 31, 2002.

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SHAREHOLDER SERVICING AND DISTRIBUTION PLAN

The Fund has adopted a Distribution and Service Plan (the "Plan"), which was reviewed and approved by a majority of the disinterested trustees of the Company, pursuant to Rule 12b-1 under the Act (the "Rule"). The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan provides that the Fund will compensate the Distributor for certain expenses and costs incurred in connection with providing marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts, to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ("shareholder servicing") and financial institutions with which it has written agreements and whose clients are Fund shareholders (each a "broker-dealer") for providing distribution assistance and promotional support to the Fund, which is subject to a maximum of 0.25% per annum of the Fund's average daily net assets. Fees paid under the Plan may not be waived for individual shareholders.

       Each shareholder servicing agent and broker-dealer will, as agent for its customers, among other things: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of each may be effected and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnish quarterly and year-end statements and confirmations within five business days after activity in the account; transmit to shareholders of the Fund proxy statements, annual reports, updated prospectuses and other communications; receive, tabulate and transmit proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as either the Fund or a shareholder thereof may request.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than realized by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

       In accordance with the Rule, the Plan provides that all written agreements relating to the Plan must be in a form satisfactory to the Board of Trustees. In addition, the Plan requires the Fund to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made for review by the Board of Trustees.

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         For the period August 1, 2001 to June 30, 2002, the following expenses were paid pursuant to the plan:

--------------------------------------------------------------------------------

Advertising

 $ 0

--------------------------------------------------------------------------------

Printing and Mailing of Prospectuses to Other than

Current Shareholders

 $ 0

--------------------------------------------------------------------------------

Compensation to Distributors

 $ 0

--------------------------------------------------------------------------------

Compensation to Broker Dealers

 $ 0

--------------------------------------------------------------------------------

Compensation to Sales Personnel

 $ 0

--------------------------------------------------------------------------------

Interest, Carrying or other Financing Charges

 $ 0

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OTHER EXPENSES

       The Fund pays certain operating expenses that are not assumed by the Adviser, the Administrator or any of their respective affiliates. These expenses, together with fees paid to the Adviser, the Administrator and the Transfer Agent, are deducted from the income of the Fund, respectively, before dividends are paid. These expenses include, but are not limited to, organizational costs and expenses of officers and Trustees who are not affiliated with the Adviser, the Administrator or any of their respective affiliates, taxes, interest, legal fees, custodian fees, audit fees, brokerage fees and commissions, fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and various state securities laws, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations.

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         The Fund's assets are invested by the Adviser in a manner consistent with its investment objective, policies, and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund. The brokerage policies and procedures described in this section apply to the Sub-Adviser as well as the Adviser, and references in this section to “Adviser” apply to the Sub-Adviser.

         U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

         In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser and the Sub-Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Trustees may issue from time to time. The Adviser and the Sub-Adviser will select broker-dealers, including the Distributor, to execute portfolio transactions on behalf of the Fund primarily on the basis of best price and execution.

         Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Adviser. Where the services referred to above are not used exclusively by the Adviser for research purposes, the Adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Adviser and its affiliates in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

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During the period from September 1, 2001 to June 30, 2002, the Fund paid $ 75.00 in brokerage commissions.  During the period from December 22, 2000 (commencement of operations) to August 31, 2001, the Fund paid $0 in brokerage commissions.

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TAXATION

         The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. By so qualifying, the Fund will not incur federal income or state taxes on its net investment income and on net realized capital gains to the extent distributed as dividends to shareholders.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

         Under the Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal and state tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from the Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time Fund shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from the Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by the Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

         Distributions paid by the Fund from net long-term capital gains (excess of long-term capital gains over long-term capital losses), if any, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. Distributions paid by the Fund from net short-term capital gains (excess of short-term capital gains over short-term capital losses), if any, whether received in cash or reinvested in additional shares are taxable as ordinary income. Capital gains distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. Realized capital gains are not expected to be a predictable part of the Fund's investment return.

         Any redemption of the Fund shares is a taxable event and may result in a capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares.

         Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes.

         Ordinarily, distributions and redemption proceeds paid to Fund shareholders are not subject to withholding of federal income tax. However, 31% of the Fund's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

         The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences. To determine whether the Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor.

PURCHASE OF SHARES

         Shares of the Fund may be purchased at the net asset value per share (plus the up-front sales load described in the prospectus) next determined after receipt of an order by the Fund's Distributor in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Fund. The Fund instituted the sales load on April 30, 2002.  The sales load is not payable by persons who were shareholders of the Fund prior to the date. The Fund's minimum initial investment is $1,000 and the minimum subsequent investment is $50.

 Purchases at Net Asset Value:

Purchases of shares of the Fund may be effected at net asset value for the benefit of the clients and registered representatives of broker-dealers and registered investment advisers affiliated with a broker-dealer, if such broker-dealer or investment adviser has entered into an agreement with the Fund's distributor providing specifically for the purchase of Fund shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Non-profit organizations and current and retired trustees and officers of the Company, current and retired employees of the Adviser and such persons' spouses and children may also purchase shares of the Fund at net asset value.

The Fund introduced a sales load on April 30, 2002.  Shareholders with Fund accounts opened prior to that date may purchase additional shares for those accounts at net asset value.

DIVIDENDS AND DISTRIBUTIONS

         Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for the Fund, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration.

         Distributions are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

NET ASSET VALUE

         The method for determining the Fund's net asset value is summarized in the Prospectus in the text following the heading "When and How NAV is Determined." The net asset value of the Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

PERFORMANCE COMPARISONS

         Total return quoted in advertising and sales literature reflects all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value during the period.

The Fund may periodically advertise “average annual total return,” “average annual total return after taxes on distributions,” and “average annual total return after taxes on distributions and redemption.”  “Average annual total return,” as defined by the Securities and Exchange Commission (“SEC”), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n=ERV

Where:

P

=

a hypothetical $1,000

T

=

average annual total return

n

=

number of years

ERV    =

ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

“Average annual total return after taxes on distributions,” as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVD

Where:

P

=

a hypothetical $1,000 initial investment

T

=

average annual total return (after taxes on distributions)

n

=

number of years

ATVD

ending value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

“Average annual total return after taxes on distributions and redemption,” as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVDR

Where:

P

=

a hypothetical $1,000 initial investment

T

=

average annual total return (after taxes on distributions and redemption)

n

=

number of years

ATVDR

ending value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

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The following table provides information regarding the Fund's performance (for the periods ended June 30, 2002):

AZZAD DOW JONES ETHICAL MARKET FUND
	1 Year	Since Inception*
Average Annual Total Return	(13.64%)	(16.64%)
Average Annual Total Return After Taxes on Distributions	(13.94%)	(16.72%)
Average Annual Total Return After Taxes on Distributions and Redemption	(5.93%)	(13.21%)

* December 22, 2000

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         In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Performance information may be quoted numerically or in a table, graph, or similar illustration.

         The Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

         The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

         Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

         Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

         CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

         Independent publications may also evaluate the Fund's performance. The Fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

REDEMPTION OF SHARES

         Redemption of shares, or payment for redemptions, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

         Shareholders who purchased shares through a broker-dealer other than the Distributor may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the Prospectus. To be considered in "good order", written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $50,000 or more or redemption proceeds are to be paid by someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record.

         Share purchases and redemptions are governed by Massachusetts law.

INDEPENDENT ACCOUNTANTS

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Tait, Weller & Baker, 8 Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103 has been selected to serve as independent auditors for the Fund.  Tait, Weller & Baker performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

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OTHER INFORMATION:

         The Adviser has been continuously registered with the Securities Exchange Commission (SEC) under the 1940 Act since August 21, 2000. The Company has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of the Fund or the Adviser by the SEC.

         For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

ORGANIZATION

         The Fund is a series of the Company, an open-end diversified management investment company under the Investment Company Act of 1940. The Company was organized as a Massachusetts business trust on December 23, 1996. The Board of Trustees of the Company is authorized to issue an unlimited number of shares in one or more series, which may be divided into classes of shares. Currently, there are two series authorized and outstanding, each of which has only one class of shares. During the period December 22, 2000 (commencement of operations) to November 5, 2001, the Fund operated as a series of Questar Funds, Inc., a Maryland corporation.

Each share of the Fund has equal rights as to voting, redemption, dividends, and liquidation as the other shares of the Fund. There are no conversion, preemptive or other subscription rights. The Board of Trustees has the right to establish additional series in the future, to change those series and to determine the preferences, voting powers, rights and privileges thereof.

         In the interest of economy and convenience, certificates representing shares purchased will not be ordinarily issued. The investor, however, will have the same rights of ownership with respect to such shares as if certificates had been issued.

         The Company is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.

         Under the Declaration of Trust of the Company, the Company or any series of the Company (including the Fund) may be terminated at any time by the Trustees by written notice to the shareholders of the Company, or such series as the case may be, without a vote of the shareholders of the Company, or of such series, or the Company or any series of the Company may be terminated by the affirmative vote of the shareholders in accordance with provisions of the Declaration of Trust.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Company contains an express disclaimer of shareholder liability for acts or obligations of the Company and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Company or the Trustees. The Company’s Declaration of Trust further provides for indemnification out of the assets and property of the Company for all loss and expense of any shareholder held personally liable for the obligations of the Company. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Company or Fund itself was unable to meet its obligations. The Company believes the likelihood of the occurrence of these circumstances is remote.

FINANCIAL STATEMENTS

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The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the period ended June 30, 2002.  The Trust will provide the Annual Report without charge by calling the Fund at 1-888-350-3369.

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PART C -- OTHER INFORMATION

ITEM 23:

EXHIBITS:

(a)(1)   Declaration of Trust of Registrant.(1)

(a)(2)

Amendment to Declaration of Trust of Registrant. (5)

(a)(3)   Islamia Income Fund and Islamia Growth Fund:  Certificate of Establishment and Designation of Series.(1)

(a)(4)

Azzad/Dow Jones Ethical Market Fund:  Certificate of Establishment and Designation of Series. (3)

(b)      Bylaws of Registrant.(2)

(c)(1)   Declaration of Trust of Registrant. (1)

(c)(2)

Bylaws of Registrant. (2)

(d)(1)   Azzad Ethical Income Fund:  Investment Advisory Agreement between Registrant and Azzad Asset Management, Inc.(6)

(d)(2)

Azzad/Dow Jones Ethical Market Fund:  Investment Advisory Agreement between Registrant and Azzad Asset Management, Inc. (6)

(d)(3)

Azzad Ethical Income Fund:  Sub-Advisory Agreement between Azzad Asset Management, Inc. and Wright Investors’ Service, Inc. (6)

(d)(4)

Azzad/Dow Jones Ethical Market Fund:  Sub-Advisory Agreement between Azzad Asset Management, Inc. and Wright Investors’ Service, Inc. (6)

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(e)(1)  Azzad Funds: Distribution Agreement between Registrant and Lloyd, Scott & Valenti, Ltd. (7)

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(e)(2)   Islamia Income Fund: Dealer Agreement.(2)

(f)      Not Applicable.

(g)      Form of Custodian Agreement between Registrant and Union Bank of

         California, N.A.(2)

(h)(1)   Transfer Agency and Shareholder Services Agreement between Registrant and Champion Fund Services.(3)

(h)(2)  Administration Agreement between Registrant and Champion Fund Services.(3)

(h)(3)

Accounting Services Agreement between Registrant and Champion Fund Services. (3)

(i)      Opinion and consent of Counsel with respect to Azzad Income Fund.(2)

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(j)

   Consent of Tait, Weller & Baker (7)

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(k)      Not Applicable.

(l)(1)   Islamia Income Fund: Subscription Agreements.(2)

(m)(1)   Azzad/Dow Jones Ethical Market Fund Form of Rule 12b-1 Plan. (5)

(m)(2)   Azzad Income Fund Form of Rule 12b-1 Plan. (5)

(n)      Not Applicable.

(o)

Not Applicable.

(p)(1)   Registrant’s Code of Ethics and Reporting Requirements. (2)

(p)(2)

Code of Ethics of Azzad Asset Management, Inc. (3)

(p)(3)

Code of Ethics of CFS Distributors, Inc. (5)

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(a)

Powers of Attorney for the Trustees of the Trust.(7)

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(1)  Incorporated by reference to the Registrant’s initial registration statement filed electronically on January 22, 1997.

(2)  Incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s registration statement, filed electronically on June 21, 2000.

(3)

Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s registration statement, filed electronically on August 22, 2001.

(4)

Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s registration statement, filed electronically on August 31, 2001.

(5)

Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant’s registration statement, filed electronically on November 5, 2001.

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(6)

Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's registration statement, filed electronically on  August 8, 2002.

(7)

Filed herewith.

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ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable

ITEM 25.   INDEMNIFICATION

(a)

Section 4 of Article XII of Registrant's Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "COVERED PERSON"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or  otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

                   (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                   (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

                   (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

               (i) by a vote of a majority of the Disinterested Trustees acting on the matter (PROVIDED that a majority of the Disinterested Trustees then in office act on the matter); or

               (ii) by written opinion of independent legal counsel.

         The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

         Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, PROVIDED that either:

                   (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

          (b) a majority of the Disinterested Trustees acting on the matter (PROVIDED that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

         As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)

Pursuant to the Investment Advisory Agreements between Azzad Asset Management, Inc. and Azzad Funds, each party to each of the agreements is obligated to indemnify and hold harmless the other party and the shareholders, directors, trustees, officers and employees of the other party (any such person, an “Indemnified Party”) against any loss, liability, claim, damage or expenses (including the reasonable cost of investigating and defending any alleged loss, liability, claim, damage or expenses and reasonable counsel fees incurred in connection therewith) arising out of the Indemnified Party’s performance or nonperformance of any duties under the applicable agreement; provided, however, that nothing is deemed to protect any Indemnified Party against any liability to which such Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of duties hereunder or by reason of reckless disregard of obligations and duties under the applicable agreement.

(c)

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others.  Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The following table sets forth any other business, profession, vocation or employment of a substantial nature in which any director or officer of Azzad Asset Management, Inc., the investment adviser of the Azzad/Dow Jones Ethical Market Fund and the Azzad Ethical Income Fund, has engaged during the last two years for his own account or in the capacity of director, officer, employee, partner or trustee. The address of Azzad Asset Management, Inc. is 3130 Fairview Park Drive, Suite 130, Falls Church, VA 22042.

Name and Address	Position with Azzad Asset Management, Inc.	Relationship with Other Businesses
Bashar Qasem 3130 Fairview Park Drive Suite 130 Falls Church, VA 22042	President, Chief Executive Officer, Director	Founder, Ideal Network Systems, Fairfax, VA; Azzad Group LLC, Falls Church, VA
Khalid Al-Subaihi P.O. Box 24087 Safat, Kuwait 13101	Director	Al-Irshad Trade Corporation & Al-Fajer Printing Press Company; Azzad Group LLC, Falls Church, VA
Ziad Bassam Mohammed Albassam P.O. Box 1829 Jeddah, Saudi Arabia 21441	Director	Chairman, Dar Al-Balagh Broadcasting Group, Info-Win Company and the Internet Society; Azzad Group LLC, Falls Church, VA
Khalid Hamed Zainy P.O. Box 5910 Jeddah, Saudi Arabia 21441	Director

President, Petrostar Co. Ltd.; President, Star Navigation Co., Ltd., Arabian Marine & Terminal Services Co., Ltd. and Middle East Marine & General Insurance Co., Jeddah; Azzad Group LLC, Falls Church, VA

The following information sets forth any other business, profession, vocation or employment of a substantial nature in which any director or officer of Wright Investors’ Service (“Wright”), the sub-adviser of the Azzad/Dow Jones Ethical Market Fund and the Azzad Ethical Income Fund, has engaged during the last two years for his own account or in the capacity of director, officer, employee, partner or trustee.  The address of Wright is 440 Wheelers Farms Road, Milford, Connecticut 06460.

Vincent M. Simko, 1087 Broad Street, Bridgeport, Connecticut, a director of Wright, is an attorney with Simko Law Offices LLC.

ITEM 27.  PRINCIPAL UNDERWRITERS

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         (a) Lloyd, Scott & Valenti, Ltd., 7701 N. Lamar Blvd., Suite 408, Austin, Texas 78752 serves as the distributor of the Azzad/Dow Jones Ethical Market Fund and the Azzad Ethical Income Fund.  As of the date of filing this registration statement, Lloyd, Scott & Valenti, Ltd.. also serves as the distributor of the following funds:  None.

         (b) The following table provides information about each director and officer of Lloyd, Scott & Valenti, Ltd.:

Name and Address	Position with CFS Distributors	Positions and Offices with Registrant
Dennis T. L. Gordon 7701 W. Lamar blvd., Suite 408 Austin, TX 78752	Chairman & CEO	None
Sterling S. Lee 7701 W. Lamar blvd., Suite 408 Austin, TX 78752	President	None

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         (c)    Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         Azzad Asset Management, Inc., 3130 Fairview Park Drive, Suite 130, Falls Church, VA  22042, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of Azzad Asset Management, Inc.

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         Mutual Shareholder Services, LLC, 8869 Brecksville Rd., Suite 408, Brecksville, Ohio 44141, maintains all the required records in its capacity as administrator and transfer and dividend paying agent for the Registrant.

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         Union Bank of California, N.A., 350 California Street, San Francisco, CA 94104, maintains any other required records not maintained by Azzad Asset Management, Inc. or Champion Fund Services.

ITEM 29.   MANAGEMENT SERVICES

         Not applicable.

ITEM 30.   UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

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         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Glendale Heights, State of Illinois, on the 1st day of November, 2002.

                                            AZZAD FUNDS

                                            By: /s/Qamaruddin Ali Yar Khan

                                                Qamaruddin Ali Yar Khan,

                                                President

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         Pursuant to the requirements of the Securities Act of 1933, and the

Investment Company Act of 1940, this Post-Effective Amendment No. 5 to the

Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

    SIGNATURE                         TITLE                     DATE

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/s/Qammaruddin Ali Yar Khan    Trustee, Chairman of the   November 1, 2002

Qamaruddin Ali Yar Khan        Board and President

/s/Bashar Qasem

 Trustee and Treasurer

    November 1, 2002

Bashar Qasem

___________________________    Trustee                    November __, 2002

Syed Shamshad Husain

___________________________    Trustee                    November __, 2002

Syed K. Raheemullah

/s/Mohammed Abdul-Aleem____    Trustee                    November 1, 2002

Mohammed Abdul-Aleem

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EXHIBIT INDEX

1.  Distribution Agreement between Registrant and

     Lloyd, Scott & Valenti, Ltd.

EX-99.23.e.i

2.  Consent of Tait, Weller & Baker

EX-99.23.j

3.  Powers of Attorney for Trustees of the Trust

EX-99.q

Footnotes

1   See "Treatment of Interest Income" on Page 5.

2 "Dow Jones", "Dow Jones Islamic Market Index" and "Dow Jones Islamic Market Extra Liquid Index " are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund's investment adviser other than the licensing of the Dow Jones Islamic Market Index and its service marks for use in connection with the Fund. This Fund is not sponsored, endorsed, sold, or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund.

3 See “Treatment of Interest Income” on page 11.

4 "Dow Jones", "Dow Jones Islamic Market Index" and "Dow Jones Islamic Market Extra Liquid Index " are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund's investment adviser other than the licensing of the Dow Jones Islamic Market Index and its service marks for use in connection with the Fund. This Fund is not sponsored, endorsed, sold, or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund.